UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2015

1.800332.111

BAL-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	173,100	$ 43,413
Diversified Consumer Services - 0.4%
2U, Inc. (a)	381,100	10,579
H&R Block, Inc.	2,965,871	94,107
		104,686
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	932,836	29,244
Extended Stay America, Inc. unit	6,125,568	120,122
McDonald's Corp.	2,258,274	216,636
Panera Bread Co. Class A (a)	739,527	134,594
Starbucks Corp.	3,896,154	202,444
Wynn Resorts Ltd.	553,900	55,772
		758,812
Household Durables - 0.0%
Sony Corp. sponsored ADR	188,400	5,825
Internet & Catalog Retail - 2.0%
Ctrip.com International Ltd. sponsored ADR (a)	918,300	73,345
Etsy, Inc. (e)	559,300	9,374
Groupon, Inc. Class A (a)	85,757	547
Liberty Interactive Corp. Series A (a)	7,821,802	218,776
Priceline Group, Inc. (a)	166,052	194,620
Travelport Worldwide Ltd. (e)	4,993,763	76,355
		573,017
Media - 2.2%
Bona Film Group Ltd. sponsored ADR (a)	452,300	5,744
DIRECTV (a)	669,600	60,960
DreamWorks Animation SKG, Inc. Class A (a)(e)	2,790,600	75,207
Legend Pictures LLC (a)(p)(q)	8,571	21,472
Legend Pictures LLC rights (a)	82	0
Liberty Media Corp. Class C (a)	3,203,700	121,612
Manchester United PLC (a)	1,836,500	31,349
The Madison Square Garden Co. Class A (a)	2,559,103	218,624
Time Warner Cable, Inc.	41,600	7,525
Twenty-First Century Fox, Inc. Class A	2,580,417	86,702
		629,195
Multiline Retail - 1.0%
B&M European Value Retail S.A.	15,461,831	77,099
Dollar General Corp.	3,163,712	229,654
		306,753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.6%
Michaels Companies, Inc.	2,440,600	$ 66,775
TJX Companies, Inc.	1,767,233	113,774
		180,549
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	818,752	48,953
NIKE, Inc. Class B	1,900,600	193,234
		242,187
TOTAL CONSUMER DISCRETIONARY		2,844,437
CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	223,544	26,973
Coca-Cola Icecek Sanayi A/S	311,728	5,280
Constellation Brands, Inc. Class A (sub. vtg.)	316,100	37,265
Diageo PLC sponsored ADR	199,087	22,091
Embotelladora Andina SA sponsored ADR	37,881	725
Monster Beverage Corp. (a)	366,300	46,623
The Coca-Cola Co.	5,853,061	239,741
		378,698
Food & Staples Retailing - 1.4%
CVS Health Corp.	2,033,685	208,209
Kroger Co.	1,642,654	119,585
Sprouts Farmers Market LLC (a)	45,500	1,365
Sysco Corp.	1,099,512	40,858
Wal-Mart Stores, Inc.	77,467	5,753
Whole Foods Market, Inc.	626,700	25,845
		401,615
Food Products - 0.9%
Bunge Ltd.	350,998	32,488
Keurig Green Mountain, Inc.	653,990	56,400
Mead Johnson Nutrition Co. Class A	1,038,531	101,049
Nestle SA	248,984	19,291
The Hershey Co.	538,900	50,042
		259,270
Household Products - 0.9%
Colgate-Palmolive Co.	1,609,200	107,478
Procter & Gamble Co.	1,815,393	142,309
		249,787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	393,400	$ 34,395
Nu Skin Enterprises, Inc. Class A	160,148	8,103
		42,498
Tobacco - 1.4%
Altria Group, Inc.	3,953,613	202,425
British American Tobacco PLC sponsored ADR	1,801,210	199,430
Philip Morris International, Inc.	127,300	10,575
		412,430
TOTAL CONSUMER STAPLES		1,744,298
ENERGY - 5.3%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	269,600	17,378
Dril-Quip, Inc. (a)	221,569	16,746
Halliburton Co.	1,838,811	83,482
Independence Contract Drilling, Inc. (f)	1,230,434	9,031
Oceaneering International, Inc.	455,491	23,139
Schlumberger Ltd.	1,761,800	159,919
		309,695
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	1,544,631	129,147
Apache Corp.	607,100	36,329
Black Stone Minerals LP	1,159,700	20,979
Cabot Oil & Gas Corp.	1,538,050	52,232
Chevron Corp.	2,619,105	269,768
Cimarex Energy Co.	414,502	47,879
Columbia Pipeline Partners LP	476,000	12,876
EOG Resources, Inc.	824,416	73,117
EP Energy Corp. (a)(e)	1,350,051	17,753
Exxon Mobil Corp.	1,735,378	147,854
Kinder Morgan, Inc.	1,933,642	80,227
Memorial Resource Development Corp.	1,149,771	21,742
Noble Energy, Inc.	2,054,830	89,960
Parsley Energy, Inc. Class A	993,430	17,375
Phillips 66 Co.	1,196,017	94,629
PrairieSky Royalty Ltd. (e)	733,500	19,700
SM Energy Co.	460,900	24,114
Suncor Energy, Inc.	2,334,600	68,240
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Synergy Resources Corp. (a)	674,100	$ 7,759
Valero Energy Partners LP	218,331	11,181
		1,242,861
TOTAL ENERGY		1,552,556
FINANCIALS - 10.9%
Banks - 5.0%
Bank of America Corp.	22,054,808	363,904
Citigroup, Inc.	7,007,812	378,982
Huntington Bancshares, Inc.	3,499,600	38,951
JPMorgan Chase & Co.	4,682,554	308,018
Regions Financial Corp.	4,042,400	40,788
SunTrust Banks, Inc.	928,148	39,613
Synovus Financial Corp.	881,820	25,590
U.S. Bancorp	2,612,047	112,605
Wells Fargo & Co.	2,628,400	147,085
		1,455,536
Capital Markets - 1.5%
Ameriprise Financial, Inc.	149,162	18,584
Artisan Partners Asset Management, Inc.	514,200	22,681
BlackRock, Inc. Class A	236,876	86,645
E*TRADE Financial Corp. (a)	1,424,649	41,970
Goldman Sachs Group, Inc.	573,900	118,332
Greenhill & Co., Inc.	340,800	13,271
Invesco Ltd.	916,613	36,509
Northern Trust Corp.	600,119	44,739
Oaktree Capital Group LLC Class A	286,697	15,702
State Street Corp.	471,600	36,752
The Blackstone Group LP	237,107	10,385
		445,570
Consumer Finance - 1.6%
Capital One Financial Corp.	4,018,801	335,811
Navient Corp.	2,129,534	41,036
SLM Corp. (a)	4,814,034	49,392
Springleaf Holdings, Inc. (a)	883,500	41,984
		468,223
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	129	$ 27,709
Class B (a)	368,100	52,638
IntercontinentalExchange Group, Inc.	182,662	43,251
KBC Ancora	398,674	16,650
		140,248
Insurance - 1.0%
Direct Line Insurance Group PLC	7,090,730	36,544
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	9,570
Marsh & McLennan Companies, Inc.	935,077	54,450
MetLife, Inc.	1,607,847	84,026
Principal Financial Group, Inc.	500,800	25,886
The Chubb Corp.	660,600	64,409
Unum Group	609,200	21,298
		296,183
Real Estate Investment Trusts - 1.0%
Altisource Residential Corp. Class B	1,916,717	34,348
American Realty Capital Properties, Inc.	1,007,800	8,939
American Tower Corp.	260,800	24,200
Boston Properties, Inc.	401,497	52,207
Digital Realty Trust, Inc.	841,000	55,540
Duke Realty LP	1,536,100	30,046
FelCor Lodging Trust, Inc.	1,312,100	14,092
InfraReit, Inc.	243,730	7,385
Kite Realty Group Trust	306,800	8,299
Outfront Media, Inc.	412,762	11,438
Sun Communities, Inc.	642,015	40,518
The Macerich Co.	91,000	7,472
		294,484
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,803,003	68,947
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)(e)	381,500	3,876
TOTAL FINANCIALS		3,173,067
HEALTH CARE - 9.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	248,604	40,731
Amgen, Inc.	1,003,258	156,769
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	390,085	$ 154,860
BioMarin Pharmaceutical, Inc. (a)	393,398	49,399
Celgene Corp. (a)	1,211,300	138,621
Gilead Sciences, Inc.	2,057,828	231,032
Vertex Pharmaceuticals, Inc. (a)	528,300	67,776
		839,188
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	7,623,802	139,287
Edwards Lifesciences Corp. (a)	213,482	27,906
Medtronic PLC	2,843,524	217,018
Quidel Corp. (a)	367,723	7,969
The Cooper Companies, Inc.	305,637	55,556
Zimmer Holdings, Inc.	662,800	75,619
		523,355
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	1,195,003	45,040
Cigna Corp.	964,460	135,825
HCA Holdings, Inc. (a)	918,879	75,192
Henry Schein, Inc. (a)	315,504	44,697
McKesson Corp.	710,548	168,563
UnitedHealth Group, Inc.	940,000	112,997
		582,314
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.	170,535	4,666
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,559,100	64,219
Thermo Fisher Scientific, Inc.	818,297	106,076
		170,295
Pharmaceuticals - 2.7%
AbbVie, Inc.	998,568	66,495
Actavis PLC (a)	800,043	245,461
Bristol-Myers Squibb Co.	2,664,241	172,110
Endo Health Solutions, Inc. (a)	597,600	50,055
Horizon Pharma PLC (a)	1,281,300	41,553
Merck & Co., Inc.	433,796	26,414
Roche Holding AG (participation certificate)	120,898	36,858
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	762,788	$ 65,974
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,402,900	84,314
		789,234
TOTAL HEALTH CARE		2,909,052
INDUSTRIALS - 6.3%
Aerospace & Defense - 0.9%
Meggitt PLC	6,662,846	51,783
TransDigm Group, Inc.	992,069	224,247
		276,030
Air Freight & Logistics - 0.4%
FedEx Corp.	715,827	123,996
Electrical Equipment - 1.0%
AMETEK, Inc.	5,352,248	287,737
Industrial Conglomerates - 2.3%
Danaher Corp.	4,346,066	375,152
Roper Industries, Inc.	1,724,339	301,690
		676,842
Machinery - 0.7%
Deere & Co.	1,385,000	129,747
WABCO Holdings, Inc. (a)	476,300	60,214
		189,961
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	2,161,495	181,609
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	3,246,000	105,333
TOTAL INDUSTRIALS		1,841,508
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,710,499	50,135
QUALCOMM, Inc.	3,248,844	226,379
		276,514
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	593,165	40,928
Trimble Navigation Ltd. (a)	1,249,000	29,277
		70,205
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Alibaba Group Holding Ltd. sponsored ADR	1,794,900	$ 160,320
ChannelAdvisor Corp. (a)(e)	909,906	10,200
Cvent, Inc. (a)(e)	1,713,246	45,161
Facebook, Inc. Class A (a)	1,768,607	140,056
Five9, Inc. (a)	841,391	4,283
Google, Inc. Class C	642,424	341,840
HomeAway, Inc. (a)	916,200	25,718
Opower, Inc. (a)(e)	2,410,701	28,543
Twitter, Inc. (a)	212,700	7,800
Wix.com Ltd. (a)	392,937	9,788
Youku Tudou, Inc. ADR (a)	999,780	26,964
		800,673
IT Services - 0.3%
Lionbridge Technologies, Inc. (a)	739,645	4,083
Sabre Corp.	3,108,178	81,092
		85,175
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	1,057,500	51,659
Analog Devices, Inc.	811,800	55,170
Broadcom Corp. Class A	530,400	30,153
Intersil Corp. Class A	338,517	4,570
Marvell Technology Group Ltd.	12,022,600	168,196
Micron Technology, Inc. (a)	1,610,611	44,984
NVIDIA Corp.	803,568	17,783
NXP Semiconductors NV (a)	310,837	34,891
Qorvo, Inc. (a)	1,944,228	159,718
Semtech Corp. (a)	451,585	9,646
		576,770
Software - 2.6%
Activision Blizzard, Inc.	499,000	12,605
Adobe Systems, Inc. (a)	1,490,967	117,921
Autodesk, Inc. (a)	743,700	40,271
Citrix Systems, Inc. (a)	123,300	8,016
Electronic Arts, Inc. (a)	524,000	32,884
Fleetmatics Group PLC (a)	434,254	18,156
Imperva, Inc. (a)	1,082,752	65,842
Intuit, Inc.	686,162	71,464
Microsoft Corp.	2,365,487	110,847
Oracle Corp.	2,696,125	117,254
RealPage, Inc. (a)	1,361,961	24,869
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	1,356,574	$ 98,691
Varonis Systems, Inc. (a)(e)	86,462	1,745
Xero Ltd. (a)(e)	655,762	9,537
Yodlee, inc.	516,320	7,404
Zendesk, Inc. (e)	1,134,700	26,132
		763,638
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,251,414	814,425
Electronics for Imaging, Inc. (a)	892,809	38,596
Hewlett-Packard Co.	3,925,800	131,122
SanDisk Corp.	196,700	13,450
Western Digital Corp.	225,400	21,945
		1,019,538
TOTAL INFORMATION TECHNOLOGY		3,592,513
MATERIALS - 2.7%
Chemicals - 2.3%
Airgas, Inc.	1,036,470	105,658
Ashland, Inc.	171,600	21,862
CF Industries Holdings, Inc.	160,200	50,604
Cytec Industries, Inc.	87,039	5,265
E.I. du Pont de Nemours & Co.	1,298,600	92,214
Eastman Chemical Co.	726,982	55,810
Ecolab, Inc.	1,492,300	171,092
LyondellBasell Industries NV Class A	472,022	47,721
Monsanto Co.	768,846	89,940
W.R. Grace & Co. (a)	351,201	34,393
		674,559
Construction Materials - 0.1%
Eagle Materials, Inc.	377,600	31,522
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	1,296,668	18,465
Rock-Tenn Co. Class A	698,278	45,486
		63,951
Metals & Mining - 0.1%
Nucor Corp.	719,500	34,032
TOTAL MATERIALS		804,064
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	545,400	$ 18,838
Cogent Communications Group, Inc.	293,568	9,224
Frontier Communications Corp.	1,060,600	5,462
inContact, Inc. (a)	1,280,487	12,446
Level 3 Communications, Inc. (a)	612,609	33,988
Verizon Communications, Inc.	4,819,146	238,259
		318,217
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	76,200	4,536
T-Mobile U.S., Inc. (a)	951,000	36,975
Telephone & Data Systems, Inc.	210,416	6,247
		47,758
TOTAL TELECOMMUNICATION SERVICES		365,975
UTILITIES - 1.8%
Electric Utilities - 0.9%
Edison International	494,127	30,048
Exelon Corp.	2,158,500	73,022
NextEra Energy, Inc.	907,700	92,894
PPL Corp.	1,777,000	61,680
		257,644
Gas Utilities - 0.1%
National Fuel Gas Co.	308,289	19,808
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,509,672	38,044
Multi-Utilities - 0.7%
Dominion Resources, Inc.	1,043,639	73,597
NiSource, Inc.	719,682	33,955
PG&E Corp.	714,929	38,227
Sempra Energy	681,631	73,255
		219,034
TOTAL UTILITIES		534,530
TOTAL COMMON STOCKS (Cost $14,893,595)		19,362,000
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	442,000	$ 24,421
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(q)	281,270	2,461
TOTAL CONVERTIBLE PREFERRED STOCKS		26,882
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	1,404,925	8,078
TOTAL PREFERRED STOCKS (Cost $32,254)		34,960
Nonconvertible Bonds - 13.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$ 5,595	5,751
6.25% 10/2/43	921	1,061
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,805
3% 9/25/17	4,056	4,142
3.15% 1/15/20	19,000	19,003
3.25% 5/15/18	2,895	2,964
3.5% 7/10/19	41,541	42,399
4% 1/15/25	7,674	7,608
4.25% 5/15/23	3,220	3,298
4.375% 9/25/21	38,060	39,640
4.75% 8/15/17	3,095	3,272
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,830	1,868
		132,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	$ 617	$ 631
Media - 0.3%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,298
Discovery Communications LLC 5.05% 6/1/20	204	227
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,083
3.85% 9/29/24	5,214	5,319
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,331
4.5% 9/15/42	1,681	1,451
5.5% 9/1/41	1,205	1,160
5.85% 5/1/17	1,829	1,963
6.55% 5/1/37	2,762	2,971
6.75% 7/1/18	1,974	2,215
7.3% 7/1/38	5,024	5,835
8.25% 4/1/19	11,974	14,190
Time Warner, Inc.:
2.1% 6/1/19	12,500	12,471
5.875% 11/15/16	4,882	5,213
Viacom, Inc.:
2.5% 9/1/18	809	821
3.5% 4/1/17	264	274
		80,822
TOTAL CONSUMER DISCRETIONARY		214,264
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (g)	2,353	2,398
Food & Staples Retailing - 0.1%
Kroger Co. 3.3% 1/15/21	6,190	6,386
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,996
3.3% 11/18/21	4,671	4,720
		15,102
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	635
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,279
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	$ 3,710	$ 3,723
2% 10/20/17 (g)	5,313	5,381
		12,018
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,990
4% 1/31/24	3,615	3,741
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,322
4.85% 9/15/23	8,000	8,670
6.15% 9/15/43	14,000	15,735
6.75% 6/15/17	4,975	5,476
7.25% 6/15/37	7,569	9,476
		59,410
TOTAL CONSUMER STAPLES		88,928
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,909	6,705
5.35% 3/15/20 (g)	6,814	6,943
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,779
5% 10/1/21	2,791	2,999
6.5% 4/1/20	2,608	3,004
Noble Holding International Ltd.:
3.05% 3/1/16	914	922
4% 3/16/18	617	634
5.95% 4/1/25	3,936	3,978
6.95% 4/1/45	3,799	3,683
Transocean, Inc. 5.05% 12/15/16	4,522	4,692
		41,339
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,287
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,478
4.742% 3/11/21	6,000	6,760
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd. 1.75% 1/15/18	$ 2,851	$ 2,833
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,523
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (g)	1,617	1,632
3.3% 6/1/20 (g)	5,776	5,832
4.5% 6/1/25 (g)	2,416	2,447
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,944
2.7% 4/1/19	5,369	5,094
3.875% 3/15/23	2,761	2,635
4.95% 4/1/22	1,267	1,295
5.6% 4/1/44	2,216	2,075
Duke Energy Field Services:
5.375% 10/15/15 (g)	2,055	2,073
6.45% 11/3/36 (g)	6,493	6,361
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,687
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	5,615	5,768
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,894
3.9% 5/15/24 (g)	2,064	1,967
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,462
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	780	818
Kinder Morgan, Inc. 2% 12/1/17	2,620	2,626
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,914
Motiva Enterprises LLC 5.75% 1/15/20 (g)	1,252	1,385
MPLX LP 4% 2/15/25	1,190	1,188
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,919
Nexen, Inc. 6.2% 7/30/19	2,252	2,587
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	27,569
Petrobras Global Finance BV:
1.896% 5/20/16 (m)	6,590	6,476
3% 1/15/19	18,609	17,398
3.25% 3/17/17	21,613	21,364
4.375% 5/20/23	4,137	3,692
4.875% 3/17/20	23,870	23,175
5.625% 5/20/43	22,261	18,328
7.25% 3/17/44	30,172	29,722
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,317
5.375% 1/27/21	47,072	45,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
5.75% 1/20/20	$ 17,949	$ 17,929
5.875% 3/1/18	3,468	3,567
7.875% 3/15/19	7,382	7,945
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,342
3.5% 7/23/20 (g)	8,815	8,937
3.5% 1/30/23	5,005	4,836
4.5% 1/23/26 (g)	11,915	11,945
4.875% 1/24/22	1,430	1,503
4.875% 1/18/24	7,021	7,322
5.5% 1/21/21	13,423	14,686
5.5% 6/27/44	19,723	19,210
5.625% 1/23/46 (g)	11,673	11,538
6% 3/5/20	4,797	5,420
6.375% 1/23/45	26,396	28,634
6.5% 6/2/41	8,420	9,220
8% 5/3/19	3,943	4,674
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,900
4.3% 4/1/22	6,383	6,862
Phillips 66 Partners LP 2.646% 2/15/20	652	649
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,082
Shell International Finance BV 4.375% 5/11/45	18,896	19,233
Southeast Supply Header LLC 4.25% 6/15/24 (g)	5,790	5,804
Southwestern Energy Co.:
3.3% 1/23/18	3,081	3,167
4.05% 1/23/20	5,591	5,790
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,193
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,498
4.6% 6/15/21	1,816	1,962
Suncor Energy, Inc. 6.1% 6/1/18	623	698
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,916
4.55% 6/24/24	25,316	25,855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 10,614	$ 11,761
Williams Partners LP 4.3% 3/4/24	4,754	4,863
		569,385
TOTAL ENERGY		610,724
FINANCIALS - 8.0%
Banks - 3.8%
Associated Banc-Corp. 5.125% 3/28/16	2,238	2,305
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	18,318	18,610
5.5% 7/12/20 (g)	21,376	22,626
6.5% 6/10/19 (g)	2,097	2,291
Bank of America Corp.:
1.35% 11/21/16	5,398	5,409
1.95% 5/12/18	8,000	8,014
2.6% 1/15/19	57,427	58,319
2.65% 4/1/19	17,421	17,726
3.875% 3/22/17	944	985
3.95% 4/21/25	10,000	9,888
4.2% 8/26/24	7,745	7,852
4.25% 10/22/26	6,748	6,776
5.625% 10/14/16	22,550	23,835
5.75% 12/1/17	19,000	20,839
6.5% 8/1/16	1,220	1,293
Bank of America NA:
1.65% 3/26/18	11,537	11,537
5.3% 3/15/17	16,651	17,723
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (g)	20,793	20,826
2.3% 3/5/20 (g)	10,090	10,133
Barclays PLC:
2% 3/16/18	16,700	16,787
2.75% 11/8/19	5,728	5,789
BB&T Corp. 3.95% 3/22/22	1,805	1,900
Capital One NA:
1.65% 2/5/18	8,000	7,965
2.95% 7/23/21	8,837	8,846
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.:
1.3% 11/15/16	$ 663	$ 664
1.55% 8/14/17	26,000	25,990
1.7% 4/27/18	8,422	8,377
1.75% 5/1/18	21,658	21,649
1.8% 2/5/18	17,419	17,437
1.85% 11/24/17	13,884	13,974
2.5% 7/29/19	26,091	26,275
2.55% 4/8/19	24,266	24,595
3.875% 3/26/25	17,000	16,804
4.05% 7/30/22	17,500	18,219
4.3% 11/20/26	14,000	14,161
4.45% 1/10/17	15,842	16,612
6% 8/15/17	15,053	16,471
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,485	6,705
Credit Suisse AG 6% 2/15/18	17,158	18,943
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (g)	8,440	8,434
3.75% 3/26/25 (g)	8,440	8,332
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,615
Discover Bank:
7% 4/15/20	4,144	4,862
8.7% 11/18/19	745	911
Fifth Third Bancorp:
3.5% 3/15/22	638	661
4.5% 6/1/18	584	628
5.45% 1/15/17	4,032	4,293
HBOS PLC 6.75% 5/21/18 (g)	560	625
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,555
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,008
Huntington National Bank:
1.3% 11/20/16	4,131	4,131
1.7% 2/26/18	37,500	37,490
2.2% 4/1/19	3,200	3,196
2.4% 4/1/20	40,000	39,888
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,860
3.125% 1/15/16	20,275	20,517
JPMorgan Chase & Co.:
3.875% 9/10/24	16,385	16,444
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.125% 12/15/26	$ 113,135	$ 113,930
KeyCorp. 5.1% 3/24/21	628	707
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,321
5% 1/17/17	10,492	11,040
Regions Bank:
6.45% 6/26/37	12,100	14,763
7.5% 5/15/18	13,814	15,932
Regions Financial Corp.:
2% 5/15/18	7,953	7,953
5.75% 6/15/15	1,528	1,531
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	63,325	65,008
6% 12/19/23	12,648	13,703
6.1% 6/10/23	9,334	10,158
6.125% 12/15/22	39,429	43,410
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,510
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,042
3.5% 1/20/17	4,862	5,028
The Toronto Dominion Bank 1.625% 3/13/18	20,247	20,406
Wachovia Bank NA 6% 11/15/17	8,083	8,960
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,445
4.48% 1/16/24	6,481	6,956
		1,103,403
Capital Markets - 1.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,802
4.25% 2/15/24	2,464	2,589
Deutsche Bank AG 4.5% 4/1/25	13,962	13,628
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,570
2.55% 10/23/19	85,599	86,109
2.6% 4/23/20	1,000	1,003
2.625% 1/31/19	30,072	30,640
2.9% 7/19/18	10,319	10,621
5.95% 1/18/18	5,343	5,906
6.15% 4/1/18	3,993	4,456
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.25% 9/1/17	$ 23,534	$ 25,880
JPMorgan Chase & Co. 1.7% 3/1/18	20,790	20,838
Lazard Group LLC:
4.25% 11/14/20	5,286	5,610
6.85% 6/15/17	1,319	1,446
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	33,731
Morgan Stanley:
1.875% 1/5/18	7,156	7,184
2.125% 4/25/18	18,100	18,242
2.375% 7/23/19	84,301	84,711
2.5% 1/24/19	43,150	43,682
2.65% 1/27/20	2,659	2,686
4.875% 11/1/22	8,674	9,345
5.45% 1/9/17	52,060	55,356
5.625% 9/23/19	547	618
5.95% 12/28/17	301	333
6.625% 4/1/18	1,804	2,041
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	10,000	10,111
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,446
1.8% 3/26/18	12,466	12,473
2.375% 8/14/19	12,750	12,828
		541,885
Consumer Finance - 0.6%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,308
Discover Financial Services:
3.85% 11/21/22	2,701	2,753
5.2% 4/27/22	2,488	2,722
6.45% 6/12/17	13,316	14,566
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,086
2.145% 1/9/18	25,000	25,250
2.375% 3/12/19	19,600	19,748
2.5% 1/15/16	16,000	16,157
2.875% 10/1/18	11,000	11,265
3% 6/12/17	6,246	6,405
5% 5/15/18	10,000	10,836
5.875% 8/2/21	12,574	14,563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (g)	$ 6,312	$ 6,305
1.625% 10/2/15 (g)	2,131	2,136
1.875% 8/9/16 (g)	1,605	1,620
2.125% 10/2/17 (g)	2,357	2,382
2.55% 2/6/19 (g)	6,671	6,780
2.875% 8/9/18 (g)	2,848	2,942
Synchrony Financial:
1.875% 8/15/17	1,554	1,560
3% 8/15/19	2,283	2,324
3.75% 8/15/21	8,466	8,672
4.25% 8/15/24	3,469	3,550
		186,930
Insurance - 0.6%
AFLAC, Inc. 2.4% 3/16/20	8,000	8,116
AIA Group Ltd. 2.25% 3/11/19 (g)	1,416	1,415
American International Group, Inc.:
2.375% 8/24/15	16,000	16,060
4.875% 6/1/22	4,860	5,416
5.6% 10/18/16	5,560	5,890
Aon Corp.:
3.125% 5/27/16	4,743	4,846
5% 9/30/20	129	144
Five Corners Funding Trust 4.419% 11/15/23 (g)	9,345	9,830
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	2,508	2,533
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	734
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	6,498	6,800
5% 6/1/21 (g)	8,525	9,375
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,370
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (g)	9,547	8,839
5.375% 12/1/41 (g)	3,576	4,075
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	7,075	7,141
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,134
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,994
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (g)	$ 7,709	$ 8,277
6% 2/10/20 (g)	9,721	11,064
Prudential Financial, Inc.:
2.3% 8/15/18	888	903
4.5% 11/16/21	1,764	1,940
7.375% 6/15/19	2,520	3,019
Symetra Financial Corp. 6.125% 4/1/16 (g)	8,408	8,688
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	8,243	8,785
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,938	1,974
4.125% 11/1/24 (g)	2,810	2,906
Unum Group:
5.625% 9/15/20	3,860	4,379
5.75% 8/15/42	8,065	9,236
7.125% 9/30/16	2,076	2,232
		172,115
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,367
4.6% 4/1/22	2,035	2,167
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,769
American Tower Corp. 2.8% 6/1/20	8,000	7,951
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,953
Camden Property Trust 2.95% 12/15/22	2,417	2,363
CommonWealth REIT 5.875% 9/15/20	1,166	1,291
DDR Corp.:
3.625% 2/1/25	3,723	3,648
4.625% 7/15/22	4,470	4,786
4.75% 4/15/18	6,131	6,554
7.5% 4/1/17	8,836	9,746
9.625% 3/15/16	1,851	1,973
Duke Realty LP:
3.625% 4/15/23	3,152	3,186
3.75% 12/1/24	2,549	2,587
3.875% 10/15/22	5,452	5,635
4.375% 6/15/22	3,753	3,980
5.5% 3/1/16	3,075	3,176
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 346	$ 372
6.75% 3/15/20	1,339	1,577
8.25% 8/15/19	2,643	3,230
Equity One, Inc.:
3.75% 11/15/22	8,200	8,219
6% 9/15/17	876	955
6.25% 1/15/17	663	711
ERP Operating LP 5.75% 6/15/17	2,042	2,223
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,275
HCP, Inc.:
3.15% 8/1/22	7,000	6,845
3.875% 8/15/24	13,000	13,026
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,634
4.125% 4/1/19	13,700	14,614
4.7% 9/15/17	843	901
HRPT Properties Trust:
6.25% 6/15/17	996	1,060
6.65% 1/15/18	676	729
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,294
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)	2,128	2,126
4.5% 4/1/27 (g)	34,977	34,351
4.95% 4/1/24	2,101	2,190
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,592
5% 12/15/23	1,140	1,223
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,210
WP Carey, Inc. 4% 2/1/25	9,404	9,148
		178,637
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	3,585	3,599
3.85% 4/15/16	11,312	11,549
4.25% 7/15/22	2,970	3,078
6.125% 4/15/20	2,611	2,979
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,347
4.1% 10/1/24	6,548	6,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
4.55% 10/1/29	$ 6,548	$ 6,672
4.95% 4/15/18	4,846	5,194
5.7% 5/1/17	309	331
6% 4/1/16	2,770	2,877
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,260
Digital Realty Trust LP 5.25% 3/15/21	4,138	4,587
Essex Portfolio LP 5.5% 3/15/17	3,921	4,203
Liberty Property LP:
3.375% 6/15/23	3,313	3,247
4.125% 6/15/22	3,219	3,336
4.75% 10/1/20	8,747	9,496
5.5% 12/15/16	2,529	2,678
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,575
3.15% 5/15/23	7,438	6,670
4.5% 4/18/22	2,016	2,015
5.8% 1/15/16	5,020	5,144
7.75% 8/15/19	2,476	2,870
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,311
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,346
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	4,226	4,468
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,026
Regency Centers LP 5.875% 6/15/17	1,771	1,925
Tanger Properties LP:
3.75% 12/1/24	4,790	4,830
3.875% 12/1/23	2,716	2,786
6.125% 6/1/20	9,597	11,073
Ventas Realty LP:
1.25% 4/17/17	3,126	3,124
1.55% 9/26/16	1,068	1,074
3.5% 2/1/25	2,214	2,175
3.75% 5/1/24	7,900	7,977
4.375% 2/1/45	1,322	1,254
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,094
4% 4/30/19	1,999	2,125
		154,881
TOTAL FINANCIALS		2,337,851
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Amgen, Inc. 1.25% 5/22/17	$ 13,051	$ 13,043
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 3.375% 5/15/22	8,500	8,462
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	1,991
4.75% 11/15/21	17,355	19,193
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,052
4.25% 10/15/19	20,200	20,966
4.75% 5/1/23	375	388
5.875% 3/15/22	450	503
6.5% 2/15/20	12,966	14,473
McKesson Corp. 2.284% 3/15/19	6,400	6,440
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,182
4.125% 9/15/20	5,031	5,410
WellPoint, Inc. 1.875% 1/15/18	195	196
		85,794
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
2.4% 2/1/19	1,100	1,108
3.3% 2/15/22	13,389	13,539
		16,392
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,493
1.8% 5/14/18	21,902	21,924
3.2% 11/6/22	8,127	8,149
3.6% 5/14/25	12,082	12,153
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,883
2.45% 6/15/19	3,839	3,846
3% 3/12/20	7,106	7,196
3.45% 3/15/22	12,371	12,461
3.8% 3/15/25	8,916	8,960
Mylan, Inc. 1.35% 11/29/16	2,039	2,037
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC:
1.3% 11/8/16	$ 1,664	$ 1,663
2.3% 11/8/18	1,780	1,789
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,788
3.9% 12/15/24	2,611	2,658
4.9% 12/15/44	1,145	1,152
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,155
Zoetis, Inc. 1.875% 2/1/18	992	992
		108,299
TOTAL HEALTH CARE		231,990
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	5,000	5,759
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	1,275	1,322
6.9% 7/2/19	544	573
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,045
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,887	1,998
8.36% 1/20/19	1,373	1,486
		20,424
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,838
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,298
3.75% 2/1/22	7,839	7,899
3.875% 4/1/21	6,320	6,510
4.25% 9/15/24	5,492	5,561
4.75% 3/1/20	5,518	5,890
		29,158
TOTAL INDUSTRIALS		57,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 1,262	$ 1,282
6.55% 10/1/17	1,119	1,247
		2,529
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,175
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	18,876	19,022
TOTAL INFORMATION TECHNOLOGY		22,726
MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	8,722	9,159
4.5% 8/13/23 (Reg. S)	10,600	11,418
4.875% 11/4/44 (g)	2,483	2,506
4.875% 11/4/44 (Reg. S)	5,050	5,096
		28,179
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 2.45% 6/30/20	5,759	5,700
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	78
CenturyLink, Inc.:
5.15% 6/15/17	487	508
6% 4/1/17	3,467	3,684
6.15% 9/15/19	4,463	4,820
Embarq Corp.:
7.082% 6/1/16	4,190	4,415
7.995% 6/1/36	53,896	61,846
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,894
4.5% 9/15/20	45,631	49,740
5.012% 8/21/54	23,143	21,886
6.1% 4/15/18	4,897	5,504
6.25% 4/1/37	4,611	5,384
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 9/15/33	$ 6,073	$ 7,166
6.55% 9/15/43	44,536	53,851
		234,476
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	377
TOTAL TELECOMMUNICATION SERVICES		234,853
UTILITIES - 0.7%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,679
American Transmission Systems, Inc. 5% 9/1/44 (g)	2,415	2,581
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,431
6.4% 9/15/20 (g)	14,254	16,741
Edison International 3.75% 9/15/17	4,499	4,743
Eversource Energy 1.45% 5/1/18	1,676	1,667
FirstEnergy Corp.:
2.75% 3/15/18	9,884	10,078
4.25% 3/15/23	27,079	27,838
7.375% 11/15/31	43,919	55,073
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,380
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,277
3.75% 11/15/20	1,034	1,093
Nevada Power Co. 6.5% 8/1/18	2,642	3,042
NV Energy, Inc. 6.25% 11/15/20	1,957	2,296
Pennsylvania Electric Co. 6.05% 9/1/17	618	677
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,284
Progress Energy, Inc. 4.4% 1/15/21	405	440
TECO Finance, Inc.:
4% 3/15/16	1,828	1,875
5.15% 3/15/20	164	184
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,181
		167,560
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	$ 2,473	$ 2,578
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,426
		4,386
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.5731% 9/30/66 (m)	20,448	18,812
7.5% 6/30/66 (m)	5,485	5,540
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,388
6.4% 3/15/18	1,206	1,363
6.8% 1/15/19	4,065	4,727
PG&E Corp. 2.4% 3/1/19	931	941
Puget Energy, Inc. 6% 9/1/21	813	950
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	4,882	4,705
		44,426
TOTAL UTILITIES		216,372
TOTAL NONCONVERTIBLE BONDS (Cost $3,961,093)		4,043,066
U.S. Government and Government Agency Obligations - 5.9%

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	117,690	112,005
1.375% 2/15/44	98,735	109,437
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	83,980	83,325
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		304,767
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/30/15 to 8/20/15 (j)	11,350	11,350
U.S. Treasury Bonds 3% 5/15/45	227,815	233,332
U.S. Treasury Notes:
0.375% 5/31/16	35,135	35,160
0.5% 6/30/16	144,000	144,248
0.5% 4/30/17 (e)	101,410	101,252
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/15/18 (e)	$ 606,188	$ 607,419
2% 2/15/25 (e)(k)(l)	159,939	158,352
2.125% 5/15/25 (e)	117,090	117,163
TOTAL U.S. TREASURY OBLIGATIONS		1,408,276
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,714,499)		1,713,043
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.5%
2.053% 6/1/36 (m)	155	165
2.389% 7/1/37 (m)	291	312
2.5% 9/1/27 to 4/1/43	18,902	19,282
3% 6/1/45	52,300	52,970
3% 6/1/45	109,150	110,548
3% 6/1/45	27,400	27,751
3% 6/1/45	54,800	55,502
3% 6/1/45	26,950	27,295
3% 6/1/45	25,800	26,131
3% 6/1/45	26,400	26,738
3% 6/1/45	10,700	10,837
3.5% 1/1/34 to 1/1/44	115,926	121,668
3.5% 6/1/45	57,600	60,156
3.5% 7/1/45 (i)	57,600	59,987
4% 6/1/45 (i)	54,600	58,294
4.5% 12/1/23 to 6/1/41	1,148	1,241
4.5% 6/1/45 (i)	32,500	35,334
5% 9/1/23 to 10/1/41	9,515	10,612
5.5% 9/1/24 to 9/1/41	19,687	22,175
6% 6/1/35 to 8/1/37	4,808	5,515
6.5% 7/1/32 to 8/1/36	968	1,131
TOTAL FANNIE MAE		733,644
Freddie Mac - 0.2%
3.115% 10/1/35 (m)	185	199
3.5% 4/1/43	6,910	7,221
4% 6/1/24 to 8/1/44	17,417	18,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 4/1/41	$ 11,958	$ 13,024
5% 3/1/19 to 7/1/41	5,121	5,687
5.5% 1/1/34 to 3/1/40	1,164	1,317
6% 7/1/37 to 8/1/37	303	347
6.5% 3/1/36	733	856
TOTAL FREDDIE MAC		47,383
Ginnie Mae - 0.1%
3% 6/1/45 (i)	3,300	3,379
3.5% 7/20/42 to 4/20/45	8,968	9,423
4% 9/20/40 to 11/20/41	4,656	5,001
4.5% 4/20/41	3,004	3,259
5% 5/15/39	1,124	1,266
5.5% 12/15/31 to 1/15/39	2,409	2,766
TOTAL GINNIE MAE		25,094
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $801,343)		806,121
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (m)	729	652
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (m)	298	286
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,442
Class D, 3.31% 10/8/19	880	905
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (m)	56	51
Series 2004-R2 Class M3, 1.0063% 4/25/34 (m)	99	70
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (m)	53	49
Series 2004-W11 Class M2, 1.2348% 11/25/34 (m)	616	602
Series 2004-W7 Class M1, 1.0063% 5/25/34 (m)	1,600	1,533
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (m)	1,279	460
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (m)	1,918	1,755
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (m)	$ 23	$ 2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (m)	1,978	1,313
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	66	66
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6398% 4/25/34 (m)	80	68
Series 2004-4 Class M2, 0.9798% 6/25/34 (m)	120	109
Series 2004-7 Class AF5, 5.868% 1/25/35	1,904	1,953
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (m)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (m)	319	297
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (m)	14	13
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (m)	1,041	880
Class M4, 1.2013% 1/25/35 (m)	381	244
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (g)(m)	1,602	1,495
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (g)(m)	37	37
Series 2006-2A:
Class A, 0.3656% 11/15/34 (g)(m)	825	789
Class B, 0.4656% 11/15/34 (g)(m)	298	276
Class C, 0.5656% 11/15/34 (g)(m)	495	421
Class D, 0.9356% 11/15/34 (g)(m)	188	155
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (m)	277	261
Series 2003-3 Class M1, 1.4748% 8/25/33 (m)	512	492
Series 2003-5 Class A2, 0.8848% 12/25/33 (m)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (m)	1,642	1,046
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (m)	2,983	1,346
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (m)	638	633
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (m)	183	183
Series 2006-A Class 2C, 1.4186% 3/27/42 (m)	2,909	1,455
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (m)	410	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (m)	121	93
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (m)	$ 371	$ 338
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (m)	408	385
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (m)	1,857	1,792
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (m)	63	59
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (m)	353	331
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (m)	268	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (m)	1,566	1,373
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (m)	585	550
Class M4, 2.3598% 9/25/34 (m)	750	352
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (m)	1,620	1,447
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (m)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,063
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,492
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,624
Class C, 2.13% 8/17/20	22,594	22,787
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,695
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (m)	928	851
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (m)	798	773
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (m)	48	43
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (m)	32	27
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (g)(m)	2,206	1,191
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (g)(m)	1,964	1,961
TOTAL ASSET-BACKED SECURITIES (Cost $86,320)		97,655
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7448% 1/25/35 (m)	$ 1,279	$ 1,244
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	2,809	2,760
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (m)	554	556
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.744% 12/20/54 (m)	5,460	5,355
Series 2006-4 Class M1, 0.524% 12/20/54 (m)	1,198	1,165
Series 2007-1:
Class 1M1, 0.484% 12/20/54 (m)	1,611	1,561
Class 2M1, 0.684% 12/20/54 (m)	2,067	2,023
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (m)	2,864	2,804
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (m)	472	472
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (m)	1,212	1,036
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (m)	462	433
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (m)	878	801
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (m)	1,255	1,184
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (g)(m)	458	417
Class B6, 3.031% 6/10/35 (g)(m)	97	90
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (m)	26	26
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (m)	162	162
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3848% 9/25/36 (m)	1,899	1,767
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8248% 9/25/43 (m)	2,238	2,160
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,385)		26,016
Commercial Mortgage Securities - 2.1%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (m)(o)	$ 342	$ 5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (m)	39	39
Series 2006-3 Class A4, 5.889% 7/10/44	18,888	19,524
Series 2006-5 Class A2, 5.317% 9/10/47	332	332
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,658
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	114
Series 2007-2 Class A4, 5.7822% 4/10/49 (m)	25,995	27,360
Series 2007-3:
Class A3, 5.7354% 6/10/49 (m)	1,561	1,560
Class A4, 5.7354% 6/10/49 (m)	2,739	2,904
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,288	4,536
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.88% 5/15/32 (g)(i)(m)	7,236	7,222
Class C, 2.28% 5/15/32 (g)(i)(m)	6,417	6,405
Class D, 3.28% 5/15/32 (g)(i)(m)	3,365	3,359
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (g)(m)	39	35
Series 2005-3A:
Class A2, 0.5848% 11/25/35 (g)(m)	349	315
Class M1, 0.6248% 11/25/35 (g)(m)	46	40
Class M2, 0.6748% 11/25/35 (g)(m)	58	47
Class M3, 0.6948% 11/25/35 (g)(m)	52	41
Class M4, 0.7848% 11/25/35 (g)(m)	65	50
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (g)(m)	891	791
Class B1, 1.5848% 1/25/36 (g)(m)	37	22
Class M1, 0.6348% 1/25/36 (g)(m)	287	231
Class M2, 0.6548% 1/25/36 (g)(m)	86	67
Class M3, 0.6848% 1/25/36 (g)(m)	126	94
Class M4, 0.7948% 1/25/36 (g)(m)	70	51
Class M5, 0.8348% 1/25/36 (g)(m)	70	50
Class M6, 0.8848% 1/25/36 (g)(m)	74	48
Series 2006-1:
Class A2, 0.5448% 4/25/36 (g)(m)	144	128
Class M1, 0.5648% 4/25/36 (g)(m)	52	42
Class M2, 0.5848% 4/25/36 (g)(m)	55	44
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6048% 4/25/36 (g)(m)	$ 47	$ 37
Class M4, 0.7048% 4/25/36 (g)(m)	27	21
Class M5, 0.7448% 4/25/36 (g)(m)	26	18
Class M6, 0.8248% 4/25/36 (g)(m)	51	36
Series 2006-2A:
Class M1, 0.4948% 7/25/36 (g)(m)	125	96
Class M2, 0.5148% 7/25/36 (g)(m)	89	67
Class M3, 0.5348% 7/25/36 (g)(m)	73	52
Class M4, 0.6048% 7/25/36 (g)(m)	50	35
Class M5, 0.6548% 7/25/36 (g)(m)	61	41
Series 2006-3A Class M4, 0.6148% 10/25/36 (g)(m)	46	5
Series 2006-4A:
Class A2, 0.4548% 12/25/36 (g)(m)	2,696	2,341
Class M1, 0.4748% 12/25/36 (g)(m)	180	137
Class M2, 0.4948% 12/25/36 (g)(m)	120	78
Class M3, 0.5248% 12/25/36 (g)(m)	120	68
Series 2007-1 Class A2, 0.4548% 3/25/37 (g)(m)	551	463
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (g)(m)	567	495
Class A2, 0.5048% 7/25/37 (g)(m)	531	450
Class M1, 0.5548% 7/25/37 (g)(m)	186	140
Class M2, 0.5948% 7/25/37 (g)(m)	102	66
Class M3, 0.6748% 7/25/37 (g)(m)	78	31
Series 2007-3:
Class A2, 0.4748% 7/25/37 (g)(m)	560	468
Class M1, 0.4948% 7/25/37 (g)(m)	112	85
Class M2, 0.5248% 7/25/37 (g)(m)	119	79
Class M3, 0.5548% 7/25/37 (g)(m)	187	76
Class M4, 0.6848% 7/25/37 (g)(m)	294	85
Class M5, 0.7848% 7/25/37 (g)(m)	142	24
Series 2007-4A Class M1, 1.1313% 9/25/37 (g)(m)	217	44
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(o)	1,234	47
Series 2006-3A, Class IO, 0% 10/25/36 (g)(m)(o)	17,419	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(m)(o)	3,514	44
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.8965% 6/11/40 (m)	769	825
Class AAB, 5.8965% 6/11/40 (m)	2,572	2,581
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW18 Class A4, 5.7% 6/11/50	$ 5,820	$ 6,248
Series 2006-T22 Class A4, 5.7581% 4/12/38 (m)	143	146
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (g)(m)(o)	60,489	134
Series 2007-T28 Class X2, 0.3068% 9/11/42 (g)(m)(o)	37,674	28
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (g)(m)	374	354
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1745% 12/15/27 (g)(m)	2,953	2,959
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8998% 12/10/49 (m)	4,371	4,694
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,581	1,643
Series 2007-CD4:
Class A3, 5.293% 12/11/49	119	120
Class A4, 5.322% 12/11/49	11,611	12,148
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	1,435
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0356% 4/15/17 (g)(m)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,302	1,353
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)	25	25
Series 2007-C3 Class A4, 5.8901% 6/15/39 (m)	463	493
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	1,269
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(m)(o)	3	0*
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (g)(m)	1,574	1,575
Class C, 2.4315% 3/15/17 (g)(m)	1,534	1,535
Class D, 3.3815% 3/15/17 (g)(m)	2,321	2,323
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (g)(m)	1,346	1,342
Class A2FL, 0.881% 12/5/31 (g)(m)	1,520	1,514
Class BFL, 1.281% 12/5/31 (g)(m)	5,610	5,599
Class CFL, 1.681% 12/5/31 (g)(m)	3,980	3,970
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (g)	7,930	8,097
Class CFX, 3.3822% 12/15/19 (g)	6,656	6,685
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GAHR Commercial Mortgage Trust Series 2015-NRF: - continued
Class DFX, 3.3822% 12/15/19 (g)	$ 5,641	$ 5,612
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	22,221
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,989	32,702
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (m)	10,918	11,248
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (m)	4,920	4,961
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,408	2,525
Class A4, 5.56% 11/10/39	15,104	15,740
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,380	1,398
Class DFX, 4.4065% 11/5/30 (g)	12,899	13,106
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (g)(m)	145	143
Class F, 0.5156% 11/15/18 (g)(m)	383	372
Class G, 0.5456% 11/15/18 (g)(m)	332	320
Class H, 0.6856% 11/15/18 (g)(m)	255	245
Series 2014-BXH:
Class C, 1.8356% 4/15/27 (g)(m)	2,117	2,115
Class D, 2.4356% 4/15/27 (g)(m)	4,512	4,502
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,931	3,016
Series 2006-CB17 Class A4, 5.429% 12/12/43	8,557	8,946
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	2,634	2,737
Class A4, 5.399% 5/15/45	757	784
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,011	11,462
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,087	4,316
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (m)	4,648	4,963
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (m)	34,884	37,057
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,249	18,199
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (m)	3,789	3,893
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)	76	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (m)	$ 3,290	$ 3,531
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	617
Series 2006-C7 Class A2, 5.3% 11/15/38	535	539
Series 2007-C1 Class A4, 5.424% 2/15/40	3,895	4,109
Series 2007-C2 Class A3, 5.43% 2/15/40	2,384	2,527
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,510	1,580
Series 2007-C7 Class A3, 5.866% 9/15/45	2,957	3,228
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (g)(m)	1,143	1,128
Series 2008-C1 Class A4, 5.69% 2/12/51	2,044	2,213
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	213	215
Series 2007-5:
Class A4, 5.378% 8/12/48	7,728	8,077
Class B, 5.479% 8/12/48	3,942	2,018
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	10,897	11,552
Series 2007-7 Class A4, 5.81% 6/12/50 (m)	4,516	4,833
Series 2007-6 Class B, 5.635% 3/12/51 (m)	1,314	410
Series 2007-7 Class B, 5.9342% 6/12/50 (m)	47	2
Series 2007-8 Class A3, 6.0766% 8/12/49 (m)	1,133	1,224
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (g)(m)	393	393
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (g)(m)	729	723
Class E, 0.4315% 10/15/20 (g)(m)	916	906
Class F, 0.4815% 10/15/20 (g)(m)	550	543
Class G, 0.5215% 10/15/20 (g)(m)	680	667
Class H, 0.6115% 10/15/20 (g)(m)	428	411
Class J, 0.7615% 10/15/20 (g)(m)	247	225
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	114	114
Series 2007-IQ15 Class A4, 6.1037% 6/11/49 (m)	29,358	31,596
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (m)	299	302
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	10,971	11,664
Class AAB, 5.654% 4/15/49	1,300	1,324
Class B, 5.9059% 4/15/49 (m)	323	22
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	$ 173	$ 56
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (g)(m)	173	171
Class J, 0.7856% 9/15/21 (g)(m)	434	412
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	39,024
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	49,256
Class A5, 5.5% 4/15/47	5,339	5,695
Series 2007-C32 Class A3, 5.9027% 6/15/49 (m)	4,600	4,895
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (m)	28,561	30,130
Class A5, 6.1503% 2/15/51 (m)	870	945
Series 2005-C22 Class B, 5.5288% 12/15/44 (m)	2,914	2,899
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	7,345
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)	11,998	12,476
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	3,973
Class D, 5.513% 12/15/43 (m)	2,102	2,062
Series 2007-C31 Class C, 5.8609% 4/15/47 (m)	361	354
Series 2007-C31A Class A2, 5.421% 4/15/47	829	829
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $610,107)		622,775
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	2,300	2,305
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,834
7.3% 10/1/39	18,960	27,344
7.5% 4/1/34	8,780	12,684
7.55% 4/1/39	21,130	31,900
7.6% 11/1/40	32,050	49,101
7.625% 3/1/40	2,920	4,403
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,378
Series 2010 C1, 7.781% 1/1/35	13,980	14,655
Series 2012 B, 5.432% 1/1/42	6,845	5,768
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Chicago Gen. Oblig.: - continued
6.05% 1/1/29	$ 475	$ 456
6.314% 1/1/44	14,335	12,932
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,591
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,370	4,503
4.95% 6/1/23	7,905	8,130
5.1% 6/1/33	109,615	103,298
Series 2010-1, 6.63% 2/1/35	17,960	18,714
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	8,580	9,026
7.35% 7/1/35	5,140	5,635
Series 2011:
4.961% 3/1/16	580	598
5.365% 3/1/17	215	225
5.665% 3/1/18	9,625	10,339
5.877% 3/1/19	26,600	28,874
Series 2013:
1.28% 12/1/15	4,975	4,992
4% 12/1/20	7,040	7,044
TOTAL MUNICIPAL SECURITIES (Cost $400,685)		405,926
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	6,350	6,437
5.75% 9/26/23 (g)	5,809	6,088
6.369% 6/16/18 (g)	12,537	13,527
Brazilian Federative Republic 4.875% 1/22/21	3,000	3,188
Italian Republic 5.375% 6/12/17	4,630	4,999
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,852)		34,239
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $9,751)	9,774	9,746
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(m) (Cost $1,362)	$ 1,204	$ 1,290
Fixed-Income Funds - 6.8%
	Shares
Fidelity High Income Central Fund 2 (n)	6,372,306	732,815
Fidelity Mortgage Backed Securities Central Fund (n)	11,338,071	1,244,467
TOTAL FIXED-INCOME FUNDS (Cost $1,829,004)		1,977,282
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.15% (b)	585,476,151	585,476
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	64,858,163	64,858
TOTAL MONEY MARKET FUNDS (Cost $650,334)		650,334
Cash Equivalents - 1.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $372,977)	$ 372,980	372,977
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $25,413,561)		30,157,430
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(916,673)
NET ASSETS - 100%		$ 29,240,757
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 6/1/30	$ (1,200)	$ (1,226)
3% 6/1/45	(27,400)	(27,751)
3% 6/1/45	(54,800)	(55,502)
3% 6/1/45	(26,950)	(27,295)
3% 6/1/45	(27,400)	(27,751)
3% 6/1/45	(54,800)	(55,502)
3% 6/1/45	(26,950)	(27,295)
3% 6/1/45	(121,100)	(122,652)
3% 6/1/45	(40,400)	(40,918)
3% 6/1/45	(35,000)	(35,448)
3.5% 6/1/45	(57,600)	(60,156)
4.5% 6/1/45	(700)	(761)
TOTAL TBA SALE COMMITMENTS (Proceeds $479,877)		$ (482,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,342 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 246,613	$ 4,958

The face value of futures purchased as a percentage of net assets is 0.8%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 115	$ (109)	$ 0	$ (109)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,008,000 or 1.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,350,000.
(k) Security or a portion of the security has been segregated as collateral for open over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,000.
(l) Security or a portion of the security was pledged to cover delayed delivery purchases. At the period end, the value of securities pledged amounted to $1,430,000.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,934,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,435
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$372,977,000 due 6/01/15 at 0.11%
Bank of America NA	$ 11,669
Commerz Markets LLC	86,867
Merrill Lynch, Pierce, Fenner & Smith, Inc.	251,571
RBS Securities, Inc.	22,870
$ 372,977
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 666
Fidelity High Income Central Fund 2	23,954
Fidelity Mortgage Backed Securities Central Fund	15,656
Fidelity Securities Lending Cash Central Fund	2,016
Total	$ 42,292
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 721,797	$ 31,986	$ -	$ 732,815	88.5%
Fidelity Mortgage Backed Securities Central Fund	931,563	320,052	19,906	1,244,467	27.5%
Total	$ 1,653,360	$ 352,038	$ 19,906	$ 1,977,282
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling, Inc.	$ 14,109	$ 68	$ 42	$ 0	$ 9,031
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,844,437	$ 2,822,965	$ -	$ 21,472
Consumer Staples	1,752,376	1,706,112	46,264	-
Energy	1,576,977	1,576,977	-	-
Financials	3,173,067	3,173,067	-	-
Health Care	2,909,052	2,806,220	102,832	-
Industrials	1,841,508	1,841,508	-	-
Information Technology	3,594,974	3,592,513	-	2,461
Materials	804,064	804,064	-	-
Telecommunication Services	365,975	361,439	4,536	-
Utilities	534,530	534,530	-	-
Corporate Bonds	4,043,066	-	4,043,066	-
U.S. Government and Government Agency Obligations	1,713,043	-	1,713,043	-
U.S. Government Agency - Mortgage Securities	806,121	-	806,121	-
Asset-Backed Securities	97,655	-	96,464	1,191
Collateralized Mortgage Obligations	26,016	-	26,016	-
Commercial Mortgage Securities	622,775	-	622,494	281
Municipal Securities	405,926	-	405,926	-
Foreign Government and Government Agency Obligations	34,239	-	34,239	-
Bank Notes	9,746	-	9,746	-
Preferred Securities	1,290	-	1,290	-
Fixed-Income Funds	1,977,282	1,977,282	-	-
Money Market Funds	650,334	650,334	-	-
Cash Equivalents	372,977	-	372,977	-
Total Investments in Securities:	$ 30,157,430	$ 21,847,011	$ 8,285,014	$ 25,405
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 4,958	$ 4,958	$ -	$ -
Liabilities
Swaps	$ (109)	$ -	$ (109)	$ -
Total Derivative Instruments:	$ 4,849	$ 4,958	$ (109)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (482,257)	$ -	$ (482,257)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $25,436,654,000. Net unrealized appreciation aggregated $4,720,776,000, of which $5,124,754,000 related to appreciated investment securities and $403,978,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2015

1.800346.111

PUR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Delphi Automotive PLC	18,393	$ 1,600
Johnson Controls, Inc.	1,000,800	52,062
		53,662
Automobiles - 0.5%
Ford Motor Co.	3,107,500	47,141
General Motors Co.	945,514	34,010
General Motors Co.:
warrants 7/10/16 (a)	8,394	218
warrants 7/10/19 (a)	8,394	150
Tesla Motors, Inc. (a)	193,400	48,505
		130,024
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(q)	1,945	34
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	150,000	4,703
Chipotle Mexican Grill, Inc. (a)	28,400	17,481
Domino's Pizza, Inc.	505,900	54,971
Dunkin' Brands Group, Inc.	139,600	7,449
Extended Stay America, Inc. unit	150,000	2,942
Starbucks Corp.	3,742,200	194,445
Station Holdco LLC (a)(o)(q)	1,194,419	3,691
Station Holdco LLC (a)(k)(q)	9,088	28
Station Holdco LLC:
unit (a)(k)(q)	2,660	1
warrants 6/15/18 (a)(o)(q)	75,658	36
Vail Resorts, Inc.	1,100,227	114,138
Wyndham Worldwide Corp.	922,800	78,355
		478,240
Household Durables - 0.3%
PulteGroup, Inc.	3,571,700	68,505
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	364,500	156,454
Etsy, Inc. (f)	714,300	11,972
Netflix, Inc. (a)	55,400	34,573
Priceline Group, Inc. (a)	25,800	30,239
Spotify Technology SA (a)(q)	15,262	33,620
Wayfair LLC Class A	266,909	7,978
		274,836
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Charter Communications, Inc. Class A (a)(f)	178,300	$ 31,919
Comcast Corp. Class A (special) (non-vtg.)	2,941,900	170,630
Cumulus Media, Inc. Class A (a)	398,000	939
DIRECTV (a)	328,000	29,861
Legend Pictures LLC (a)(o)(q)	49,141	123,110
Legend Pictures LLC rights (a)	474	0
Lions Gate Entertainment Corp. (f)	1,870,900	61,908
Live Nation Entertainment, Inc. (a)	1,624,600	46,464
Publicis Groupe SA	353,272	28,250
Starz Series A (a)	708,000	29,708
The Walt Disney Co.	1,732,990	191,270
Time Warner Cable, Inc.	350,900	63,474
Time Warner, Inc.	847,900	71,631
Tribune Media Co. Class A	13,773	730
Tribune Publishing Co.	3,443	51
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (q)	2,172	32,526
Vivendi SA	390,024	9,934
		892,405
Specialty Retail - 1.6%
Home Depot, Inc.	2,362,200	263,196
L Brands, Inc.	674,000	58,314
TJX Companies, Inc.	947,200	60,981
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	219,600	33,515
		416,006
Textiles, Apparel & Luxury Goods - 1.8%
Brunello Cucinelli SpA (f)	1,407,200	26,645
Burberry Group PLC	2,434,000	63,056
Hermes International SCA	54,800	21,405
lululemon athletica, Inc. (a)	527,400	31,533
Luxottica Group SpA	81,800	5,524
LVMH Moet Hennessy - Louis Vuitton SA	318,622	56,743
Michael Kors Holdings Ltd. (a)	129,061	6,001
NIKE, Inc. Class B	1,586,100	161,259
Ralph Lauren Corp.	111,600	14,553
Tory Burch LLC (a)(o)(q)	324,840	25,519
Tory Burch LLC Class A unit (a)(o)(q)	702,741	50,000
		462,238
TOTAL CONSUMER DISCRETIONARY		2,775,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.2%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	928,200	$ 109,425
Molson Coors Brewing Co. Class B	403,700	29,624
Monster Beverage Corp. (a)	836,400	106,457
The Coca-Cola Co.	2,338,800	95,797
		341,303
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	578,500	82,488
CVS Health Corp.	1,816,200	185,943
Kroger Co.	727,242	52,943
Sprouts Farmers Market LLC (a)	1,520,700	45,606
Walgreens Boots Alliance, Inc.	406,100	34,860
		401,840
Food Products - 1.3%
Keurig Green Mountain, Inc.	573,900	49,493
Kraft Foods Group, Inc.	430,200	36,330
Mead Johnson Nutrition Co. Class A	1,232,600	119,932
Mondelez International, Inc.	1,993,000	82,889
The Hershey Co.	135,900	12,620
WhiteWave Foods Co. (a)	534,600	25,677
		326,941
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,532,300	133,969
L'Oreal SA	10,600	2,002
		135,971
Tobacco - 0.6%
Lorillard, Inc.	1,347,000	97,631
Reynolds American, Inc.	786,700	60,379
		158,010
TOTAL CONSUMER STAPLES		1,364,065
ENERGY - 3.8%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (g)	2,332,958	16,097
Cameron International Corp. (a)	389,500	19,993
Schlumberger Ltd.	1,870,600	169,794
		205,884
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	514,400	43,009
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	748,600	$ 44,796
Cabot Oil & Gas Corp.	2,122,500	72,080
Chevron Corp.	1,438,700	148,186
Cimarex Energy Co.	179,500	20,734
EOG Resources, Inc.	210,400	18,660
EQT Corp.	217,900	18,537
Golar LNG Ltd.	545,000	25,893
Imperial Oil Ltd.	1,965,800	77,108
Kinder Morgan, Inc.	2,707,000	112,313
MPLX LP	201,600	14,717
Noble Energy, Inc.	724,499	31,719
Phillips 66 Partners LP	192,500	14,002
Pioneer Natural Resources Co.	71,497	10,569
Suncor Energy, Inc.	2,987,300	87,318
The Williams Companies, Inc.	999,200	51,059
Valero Energy Corp.	35,800	2,121
Valero Energy Partners LP	50,000	2,561
		795,382
TOTAL ENERGY		1,001,266
FINANCIALS - 11.3%
Banks - 5.6%
Bank of America Corp.	15,389,400	253,925
Citigroup, Inc.	4,398,940	237,895
Comerica, Inc.	410,900	20,114
First Republic Bank	50,000	3,028
JPMorgan Chase & Co.	4,926,223	324,047
M&T Bank Corp.	457,400	55,291
Prosperity Bancshares, Inc.	797,927	42,745
SunTrust Banks, Inc.	2,158,500	92,125
TCF Financial Corp.	258,400	4,067
U.S. Bancorp	3,095,400	133,443
Wells Fargo & Co.	5,195,940	290,765
		1,457,445
Capital Markets - 1.9%
BlackRock, Inc. Class A	358,000	130,949
E*TRADE Financial Corp. (a)	2,255,500	66,447
Invesco Ltd.	1,603,600	63,871
Morgan Stanley	1,278,300	48,831
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Motors Liquidation Co. GUC Trust (a)	28,150	$ 574
State Street Corp.	917,400	71,493
The Blackstone Group LP	2,420,200	106,005
		488,170
Consumer Finance - 0.5%
Capital One Financial Corp.	1,371,600	114,611
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	198,184
McGraw Hill Financial, Inc.	517,900	53,732
Moody's Corp.	158,600	17,145
		269,061
Insurance - 1.2%
ACE Ltd.	1,130,600	120,386
MetLife, Inc.	1,852,600	96,817
The Chubb Corp.	477,400	46,547
The Travelers Companies, Inc.	571,000	57,740
		321,490
Real Estate Investment Trusts - 0.9%
American Tower Corp.	1,341,000	124,431
AvalonBay Communities, Inc.	227,700	37,912
Boston Properties, Inc.	283,400	36,851
Public Storage	206,500	39,966
		239,160
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	961,800	36,779
Realogy Holdings Corp. (a)	48,000	2,254
		39,033
TOTAL FINANCIALS		2,928,970
HEALTH CARE - 13.1%
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. (a)(f)	2,068,004	85,202
Acceleron Pharma, Inc. (a)	130,400	4,398
Alexion Pharmaceuticals, Inc. (a)	493,900	80,921
Amgen, Inc.	2,067,600	323,083
Asterias Biotherapeutics, Inc. (a)(f)	130,874	1,468
Biogen, Inc. (a)	375,000	148,871
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	711,400	$ 81,413
Genmab A/S (a)	466,200	40,939
Geron Corp. (a)(f)	3,139,900	12,120
Gilead Sciences, Inc.	907,600	101,896
Grifols SA ADR	45,780	1,456
Macrogenics, Inc. (a)	226,200	7,318
Neurocrine Biosciences, Inc. (a)	579,100	25,399
Puma Biotechnology, Inc. (a)	158,500	30,979
Spark Therapeutics, Inc.	23,700	1,745
Vertex Pharmaceuticals, Inc. (a)	654,300	83,940
XOMA Corp. (a)(f)	1,530,200	5,386
		1,036,534
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	8,402,200	153,508
Corindus Vascular Robotics, Inc. (a)(g)	1,315,800	5,263
Corindus Vascular Robotics, Inc. (g)(q)	5,000,000	20,000
Medtronic PLC	4,236,286	323,313
St. Jude Medical, Inc.	951,400	70,166
Zimmer Holdings, Inc.	564,000	64,347
		636,597
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	79,766
Humana, Inc.	112,100	24,062
Legend Acquisition, Inc.	2,509	38
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	721,000	171,043
UnitedHealth Group, Inc.	501,700	60,309
		335,218
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,425,300	3,857
Cerner Corp. (a)	293,000	19,716
		23,573
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,856,355	76,463
Illumina, Inc. (a)	91,262	18,807
		95,270
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,513,200	$ 100,764
Actavis PLC (a)	1,472,989	451,928
Bristol-Myers Squibb Co.	2,050,200	132,443
Endo Health Solutions, Inc. (a)	502,000	42,048
Jazz Pharmaceuticals PLC (a)	114,600	20,554
Johnson & Johnson	1,049,000	105,047
Mallinckrodt PLC (a)	360,200	46,624
Merck & Co., Inc.	1,267,300	77,166
Mylan N.V.	587,800	42,692
Pfizer, Inc.	89,200	3,100
Prestige Brands Holdings, Inc. (a)	581,402	25,535
Shire PLC sponsored ADR	427,500	111,214
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,155,800	69,464
TherapeuticsMD, Inc. (a)	5,996,914	42,458
		1,271,037
TOTAL HEALTH CARE		3,398,229
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.2%
BAE Systems PLC	3,064,300	24,120
Esterline Technologies Corp. (a)	178,400	19,298
General Dynamics Corp.	717,100	100,509
Honeywell International, Inc.	695,900	72,513
Meggitt PLC	5,397,000	41,945
Rockwell Collins, Inc.	979,900	93,277
The Boeing Co.	543,900	76,429
TransDigm Group, Inc.	170,400	38,517
United Technologies Corp.	843,479	98,830
		565,438
Air Freight & Logistics - 0.8%
FedEx Corp.	1,145,900	198,493
Airlines - 0.0%
American Airlines Group, Inc.	230,575	9,769
United Continental Holdings, Inc. (a)	75,000	4,094
		13,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Masonite International Corp. (a)	5,358	$ 366
Masonite International Corp. warrants 6/9/16 (a)	19,485	370
		736
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(q)	5,819,318	698
Electrical Equipment - 0.2%
Emerson Electric Co.	582,100	35,106
SolarCity Corp. (a)(f)	89,800	5,399
		40,505
Industrial Conglomerates - 1.3%
3M Co.	121,900	19,392
Danaher Corp.	932,700	80,511
General Electric Co.	8,971,500	244,653
		344,556
Machinery - 0.5%
Deere & Co.	786,200	73,651
Ingersoll-Rand PLC	384,100	26,418
Manitowoc Co., Inc.	948,400	17,887
		117,956
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	512,500	43,060
Union Pacific Corp.	731,012	73,766
		116,826
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	2,000
TOTAL INDUSTRIALS		1,401,071
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	3,981,100	116,686
QUALCOMM, Inc.	1,033,600	72,021
		188,707
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,071,600	61,135
Arrow Electronics, Inc. (a)	88,800	5,398
CDW Corp.	100,000	3,710
E Ink Holdings, Inc. GDR (a)(h)	140,100	614
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Keysight Technologies, Inc. (a)	637,727	$ 20,956
TE Connectivity Ltd.	551,400	38,047
		129,860
Internet Software & Services - 3.5%
58.com, Inc. ADR (a)	47,700	3,578
Alibaba Group Holding Ltd. sponsored ADR	1,078,300	96,314
Facebook, Inc. Class A (a)	3,799,060	300,848
GoDaddy, Inc. (a)	887,500	23,900
Gogo, Inc. (a)(f)	1,569,900	33,596
Google, Inc. Class C	578,383	307,763
LendingClub Corp. (f)	810,600	15,572
Mail.Ru Group Ltd.:
GDR (a)(h)	77,400	1,772
GDR (Reg. S) (a)	5,300	121
NAVER Corp.	44	24
Pandora Media, Inc. (a)	23,894	446
Tencent Holdings Ltd.	28,500	568
Twitter, Inc. (a)	1,333,900	48,914
Viggle, Inc. (h)	56,268	128
Yahoo!, Inc. (a)	1,529,600	65,673
		899,217
IT Services - 2.7%
Accenture PLC Class A	955,000	91,718
Cognizant Technology Solutions Corp. Class A (a)	2,573,800	166,576
MasterCard, Inc. Class A	1,200,500	110,758
VeriFone Systems, Inc. (a)	860,700	32,853
Visa, Inc. Class A	4,503,100	309,273
		711,178
Semiconductors & Semiconductor Equipment - 1.0%
Altera Corp.	787,600	38,474
Analog Devices, Inc.	154,300	10,486
Broadcom Corp. Class A	1,523,800	86,628
Cree, Inc. (a)(f)	592,700	17,947
Cypress Semiconductor Corp.	1,614	22
Freescale Semiconductor, Inc. (a)	94,000	4,241
Intel Corp.	216,200	7,450
KLA-Tencor Corp.	72,000	4,296
Lam Research Corp.	3,400	280
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions Holdings, Inc. (a)	292,000	$ 11,143
NXP Semiconductors NV (a)	716,100	80,382
		261,349
Software - 2.7%
Activision Blizzard, Inc.	1,712,100	43,248
Adobe Systems, Inc. (a)	1,144,100	90,487
Autodesk, Inc. (a)	908,600	49,201
Microsoft Corp.	980,100	45,927
Mobileye NV (a)(f)	1,859,840	87,561
Oracle Corp.	5,891,700	256,230
Red Hat, Inc. (a)	798,000	61,661
Salesforce.com, Inc. (a)	1,078,200	78,439
		712,754
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,822,200	758,500
EMC Corp.	1,548,700	40,793
Hewlett-Packard Co.	2,097,200	70,046
Samsung Electronics Co. Ltd.	43,918	51,522
		920,861
TOTAL INFORMATION TECHNOLOGY		3,823,926
MATERIALS - 3.0%
Chemicals - 3.0%
Agrium, Inc. (f)	408,700	42,457
Air Products & Chemicals, Inc.	164,500	24,142
Ashland, Inc.	24	3
CF Industries Holdings, Inc.	240,206	75,876
E.I. du Pont de Nemours & Co.	1,975,975	140,314
Ecolab, Inc.	432,400	49,575
Ferro Corp. (a)	2,631,113	39,914
Huntsman Corp.	1,559	35
Intrepid Potash, Inc. (a)(f)	1,669,800	19,403
LyondellBasell Industries NV Class A	1,177,598	119,055
Methanex Corp.	711,100	39,466
Monsanto Co.	1,052,700	123,145
Olin Corp. (f)	1,287,200	37,638
Potash Corp. of Saskatchewan, Inc.	1,282,400	40,361
Trinseo SA	79,151	2,312
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Wacker Chemie AG (f)	228,300	$ 24,781
Westlake Chemical Partners LP	40,900	893
		779,370
Metals & Mining - 0.0%
Alcoa, Inc.	768,200	9,603
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	548
		10,151
TOTAL MATERIALS		789,521
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,621,600	90,550
Broadview Networks Holdings, Inc. (a)	123,987	211
Iliad SA	191,083	43,306
		134,067
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	231,800	13,798
TOTAL TELECOMMUNICATION SERVICES		147,865
UTILITIES - 0.9%
Electric Utilities - 0.4%
Edison International	628,007	38,189
NextEra Energy, Inc.	441,900	45,224
PPL Corp.	410,800	14,259
		97,672
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,371,900	44,367
NextEra Energy Partners LP	846,600	40,002
		84,369
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
NiSource, Inc.	746,400	$ 35,215
Sempra Energy	184,400	19,817
		55,032
TOTAL UTILITIES		237,073
TOTAL COMMON STOCKS (Cost $13,154,733)		17,867,936
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(q)	1,082,251	7,219
Roku, Inc. Series F, 8.00% (a)(q)	5,520,836	6,625
		13,844
Media - 0.4%
Vice Holding, Inc. Series A (a)(q)	6,701	100,349
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (q)	508,444	20,000
TOTAL CONSUMER DISCRETIONARY		134,193
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	27,400	1,514
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Tower Corp. 5.50% (a)	47,000	4,752
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Actavis PLC 5.50%	6,800	7,208
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (q)	1,611,548	53,693
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Deem, Inc. (a)(q)	2,497,881	$ 7,144
TOTAL INFORMATION TECHNOLOGY		60,837
TOTAL CONVERTIBLE PREFERRED STOCKS		208,504
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(o)(q)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,669
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (h)	4,427	4,471
TOTAL FINANCIALS		12,140
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	961,655	962
Class C 19.50% (q)	242,900	243
		1,205
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,345
TOTAL PREFERRED STOCKS (Cost $139,641)		221,849
Corporate Bonds - 16.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	$ 328
3.5% 1/15/31 (h)	4,584	2,428
Mood Media Corp. 10% 10/31/15 (h)	32	32
		2,788
Nonconvertible Bonds - 16.0%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Chassix, Inc. 9.25% 8/1/18 (e)(h)	470	400
Dana Holding Corp.:
5.375% 9/15/21	880	916
6% 9/15/23	880	931
Gates Global LLC / Gates Global Co. 6% 7/15/22 (h)	1,260	1,162
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (h)(l)	1,405	1,495
6.75% 11/15/22 pay-in-kind (h)(l)	650	711
6.875% 8/15/18 pay-in-kind (h)(l)	1,565	1,628
Tenneco, Inc. 6.875% 12/15/20	2,415	2,548
ZF North America Capital, Inc.:
4% 4/29/20 (h)	5,045	5,133
4.5% 4/29/22 (h)	5,660	5,759
		20,683
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	10,125
General Motors Co.:
3.5% 10/2/18	4,530	4,656
6.25% 10/2/43	763	879
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,449	6,447
2.625% 7/10/17	1,445	1,466
3% 9/25/17	3,320	3,391
3.15% 1/15/20	12,000	12,002
3.25% 5/15/18	3,070	3,143
3.5% 7/10/19	17,868	18,237
4% 1/15/25	6,368	6,314
4.25% 5/15/23	3,285	3,364
4.375% 9/25/21	11,267	11,735
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Financial Co., Inc.: - continued
4.75% 8/15/17	$ 4,020	$ 4,249
6.75% 6/1/18	6,765	7,592
Volkswagen International Finance NV 2.375% 3/22/17 (h)	1,515	1,547
		95,147
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	365	373
American Tire Distributors, Inc. 10.25% 3/1/22 (h)	1,550	1,639
LKQ Corp. 4.75% 5/15/23	265	262
		2,274
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	567
Laureate Education, Inc. 10% 9/1/19 (h)(l)	6,155	5,955
Service Corp. International 5.375% 1/15/22	505	538
		7,060
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (h)	1,175	1,176
24 Hour Holdings III LLC 8% 6/1/22 (h)	510	411
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (h)	4,300	3,515
Choice Hotels International, Inc. 5.75% 7/1/22	390	424
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,659
FelCor Lodging LP 6% 6/1/25 (h)	620	636
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)	680	714
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,158
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	5,854	6,169
Isle of Capri Casinos, Inc. 5.875% 3/15/21 (h)	475	492
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	942
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	900	937
MGM Mirage, Inc.:
6% 3/15/23	1,630	1,689
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16	$ 2,855	$ 2,991
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)	865	891
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	1,560	1,463
Playa Resorts Holding BV 8% 8/15/20 (h)	90	93
Scientific Games Corp.:
7% 1/1/22 (h)	1,360	1,418
10% 12/1/22	3,320	3,212
Studio City Finance Ltd. 8.5% 12/1/20 (h)	285	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (e)(h)	534	0
		30,278
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	756
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	785	789
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	620	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	6,420	6,685
8.25% 2/15/21	1,485	1,565
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)	1,395	1,414
William Lyon Homes, Inc.:
5.75% 4/15/19	470	476
7% 8/15/22	1,835	1,908
8.5% 11/15/20	1,310	1,425
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (h)	1,350	1,286
		16,941
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22 (h)	5,000	5,213
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (h)	2,475	2,492
		7,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.8%
21st Century Fox America, Inc. 7.75% 12/1/45	$ 8,012	$ 11,309
Altice SA:
7.625% 2/15/25 (h)	1,700	1,679
7.75% 5/15/22 (h)	10,065	10,166
AMC Networks, Inc. 7.75% 7/15/21	340	370
Anna Merger Sub, Inc. 7.75% 10/1/22 (h)	1,810	1,848
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	285
5.625% 2/15/24	295	309
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,580
5.25% 3/15/21	3,375	3,434
5.75% 9/1/23	945	976
5.75% 1/15/24	4,235	4,362
5.875% 5/1/27 (h)	3,385	3,410
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	325	332
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)	3,345	3,169
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,280
5.125% 12/15/22	355	362
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,390
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	791
7.625% 3/15/20	585	611
Series B, 6.5% 11/15/22	2,040	2,160
7.625% 3/15/20	4,105	4,341
Columbus International, Inc. 7.375% 3/30/21 (h)	7,655	8,296
Discovery Communications LLC 5.05% 6/1/20	168	187
DISH DBS Corp.:
5% 3/15/23	2,675	2,578
5.875% 7/15/22	2,655	2,708
6.75% 6/1/21	3,515	3,754
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (h)	2,640	1,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
iHeartCommunications, Inc. 10.625% 3/15/23 (h)	$ 390	$ 389
Lamar Media Corp.:
5.375% 1/15/24	630	650
5.875% 2/1/22	525	554
Lions Gate Entertainment Corp. 5.25% 8/1/18 (h)	2,415	2,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	6,635	7,348
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(l)	5,365	5,486
National CineMedia LLC:
6% 4/15/22	2,600	2,691
7.875% 7/15/21	1,380	1,456
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)	685	688
Numericable Group SA:
4.875% 5/15/19 (h)	4,535	4,562
6% 5/15/22 (h)	8,815	8,892
6.25% 5/15/24 (h)	660	669
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (h)	375	393
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	2,775	2,955
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,267
5.75% 6/15/23	755	766
Sirius XM Radio, Inc.:
5.375% 4/15/25 (h)	1,490	1,492
5.75% 8/1/21 (h)	2,580	2,686
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,150
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,795
3.85% 9/29/24	4,335	4,422
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,955
4.5% 9/15/42	1,279	1,104
5.5% 9/1/41	918	884
5.85% 5/1/17	1,621	1,740
6.55% 5/1/37	2,102	2,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,581	$ 1,774
7.3% 7/1/38	3,823	4,440
8.25% 4/1/19	10,176	12,059
Time Warner, Inc.:
2.1% 6/1/19	10,446	10,422
5.875% 11/15/16	3,738	3,991
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)	1,340	1,382
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,125	1,214
Viacom, Inc.:
2.5% 9/1/18	714	725
3.5% 4/1/17	219	227
Videotron Ltd. 9.125% 4/15/18	570	581
Virgin Media Secured Finance PLC 5.25% 1/15/26 (h)	7,830	7,840
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)	1,060	1,118
Ziggo Bond Finance BV 5.875% 1/15/25 (h)	1,120	1,142
		192,868
Multiline Retail - 0.0%
Family Tree Escrow LLC:
5.25% 3/1/20 (h)	425	446
5.75% 3/1/23 (h)	2,115	2,231
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,225
5.75% 2/15/18	400	395
7.4% 4/1/37	440	359
8.125% 10/1/19	2,160	2,176
		6,832
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,419
Sonic Automotive, Inc.:
5% 5/15/23	195	195
7% 7/15/22	885	960
		4,574
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (h)	$ 505	$ 471
TOTAL CONSUMER DISCRETIONARY		384,833
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
SABMiller Holdings, Inc. 2.45% 1/15/17 (h)	1,947	1,984
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (h)	3,435	3,383
ESAL GmbH 6.25% 2/5/23 (h)	3,005	3,058
Kroger Co. 3.3% 1/15/21	6,000	6,190
Minerva Luxmbourg SA 7.75% 1/31/23 (h)	2,790	2,873
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,762
6.875% 12/15/28 (h)	3,505	3,978
7.7% 2/15/27	3,220	3,784
9.25% 3/15/20	1,330	1,459
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)(j)	2,000	2,000
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,207
3.3% 11/18/21	3,750	3,789
		41,483
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	463
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,064
Darling International, Inc. 5.375% 1/15/22	745	750
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)	1,377	1,449
H.J. Heinz Co.:
4.25% 10/15/20	6,030	6,173
4.875% 2/15/25 (h)	1,360	1,465
JBS Investments GmbH:
7.25% 4/3/24 (h)	1,090	1,166
7.75% 10/28/20 (h)	2,850	3,154
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)(j)	1,075	1,086
5.875% 7/15/24 (h)	1,370	1,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Post Holdings, Inc.:
6% 12/15/22 (h)	$ 675	$ 631
6.75% 12/1/21 (h)	1,900	1,881
William Wrigley Jr. Co.:
1.4% 10/21/16 (h)	3,217	3,228
2% 10/20/17 (h)	4,607	4,666
		29,587
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (h)	1,435	1,478
6.375% 11/15/20	350	374
6.625% 11/15/22	415	445
		2,297
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (h)	1,660	1,687
8.125% 2/1/20	220	237
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,108
		3,032
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,985
4% 1/31/24	3,123	3,232
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,951
4.75% 11/1/42	8,000	7,500
4.85% 9/15/23	7,000	7,586
6.75% 6/15/17	3,979	4,380
7.25% 6/15/37	6,101	7,638
		38,272
TOTAL CONSUMER STAPLES		116,655
ENERGY - 2.4%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,634	5,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
5.35% 3/15/20 (h)	$ 5,174	$ 5,272
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,562
5% 10/1/21	2,280	2,450
6.5% 4/1/20	2,264	2,608
Forum Energy Technologies, Inc. 6.25% 10/1/21	655	652
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	1,195
Noble Holding International Ltd.:
3.05% 3/1/16	756	762
4% 3/16/18	470	483
5.95% 4/1/25	2,995	3,027
6.95% 4/1/45	2,891	2,803
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,050
7.5% 11/1/19	4,935	3,566
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,355	2,155
Summit Midstream Holdings LLC 7.5% 7/1/21	500	523
Transocean, Inc.:
5.05% 12/15/16	3,719	3,858
6% 3/15/18	2,060	2,096
6.375% 12/15/21	5,365	5,050
Unit Corp. 6.625% 5/15/21	3,635	3,544
		52,124
Oil, Gas & Consumable Fuels - 2.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,716
Alpha Natural Resources, Inc. 9.75% 4/15/18	1,099	242
Altice SA:
5.375% 7/15/23 (h)(j)	2,375	2,375
7.75% 7/15/25 (h)(j)	1,665	1,636
7.75% 7/15/25 (h)(j)	1,495	1,495
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7798% 8/1/19 (h)(l)	1,345	913
7.125% 11/1/20 (h)	2,165	1,483
7.375% 11/1/21 (h)	1,565	1,072
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	22,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Antero Resources Corp.:
5.125% 12/1/22	$ 7,435	$ 7,416
5.625% 6/1/23 (h)	1,270	1,304
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,224
4.742% 3/11/21	4,210	4,743
California Resources Corp.:
5% 1/15/20	665	633
5.5% 9/15/21	4,110	3,894
6% 11/15/24	2,040	1,877
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,236
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	933
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,793
Chesapeake Energy Corp.:
4.875% 4/15/22	550	524
5.375% 6/15/21	1,340	1,320
6.125% 2/15/21	395	402
6.875% 11/15/20	100	106
Citgo Holding, Inc. 10.75% 2/15/20 (h)	2,315	2,422
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (h)	1,213	1,224
3.3% 6/1/20 (h)	4,335	4,377
4.5% 6/1/25 (h)	1,813	1,836
CONSOL Energy, Inc. 8% 4/1/23 (h)	5,000	5,163
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	934
6.25% 4/1/23 (h)	1,150	1,211
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (h)	965	1,025
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,360	2,419
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,603
2.7% 4/1/19	4,139	3,927
3.875% 3/15/23	2,327	2,221
4.95% 4/1/22	1,048	1,071
5.6% 4/1/44	1,686	1,579
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,220
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Diamondback Energy, Inc. 7.625% 10/1/21	$ 935	$ 1,005
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,647	1,661
6.45% 11/3/36 (h)	3,753	3,677
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,352
Empresa Nacional de Petroleo 4.375% 10/30/24 (h)	4,545	4,669
Enable Midstream Partners LP:
2.4% 5/15/19 (h)	1,656	1,603
3.9% 5/15/24 (h)	1,746	1,664
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	6,923
Endeavor Energy Resources LP/EER Finance, Inc. 8.125% 9/15/23 (h)	365	379
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (h)	1,775	1,624
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (h)	1,660	1,662
7.75% 9/1/22	2,190	2,300
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	9,120	9,907
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	520
Gibson Energy, Inc. 6.75% 7/15/21 (h)	160	166
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	305	300
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	677	710
Halcon Resources Corp. 8.625% 2/1/20 (h)	680	690
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)	1,265	1,230
5.75% 10/1/25 (h)(j)	3,385	3,383
7.625% 4/15/21 (h)	675	704
Kodiak Oil & Gas Corp. 8.125% 12/1/19	1,325	1,405
Laredo Petroleum, Inc.:
5.625% 1/15/22	1,740	1,744
6.25% 3/15/23	1,650	1,704
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	3,390	2,924
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,531
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	634
Motiva Enterprises LLC 5.75% 1/15/20 (h)	3,614	3,997
MPLX LP 4% 2/15/25	962	961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (h)	$ 1,839	$ 2,156
Nexen, Inc. 6.2% 7/30/19	1,865	2,142
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,134
Oasis Petroleum, Inc. 6.875% 3/15/22	595	608
Paramount Resources Ltd. 6.875% 6/30/23 (h)(j)	2,555	2,568
Peabody Energy Corp.:
6.25% 11/15/21	2,010	990
10% 3/15/22 (h)	1,380	1,056
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,342
Petrobras Global Finance BV:
1.896% 5/20/16 (l)	5,357	5,264
3% 1/15/19	22,701	21,224
3.25% 3/17/17	22,344	22,086
4.375% 5/20/23	3,648	3,256
4.875% 3/17/20	20,511	19,914
5.625% 5/20/43	11,155	9,184
7.25% 3/17/44	28,868	28,438
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,937
3.875% 1/27/16	5,238	5,259
5.375% 1/27/21	10,725	10,462
5.75% 1/20/20	16,310	16,292
5.875% 3/1/18	2,803	2,883
7.875% 3/15/19	5,564	5,989
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,366
3.5% 7/23/20 (h)	7,125	7,224
3.5% 1/30/23	4,530	4,377
4.5% 1/23/26 (h)	6,398	6,414
4.875% 1/24/22	2,315	2,434
4.875% 1/18/24	5,974	6,230
5.5% 1/21/21	12,842	14,051
5.5% 6/27/44	22,702	22,112
5.625% 1/23/46 (h)	6,203	6,131
6% 3/5/20	4,075	4,604
6.375% 1/23/45	13,324	14,454
6.5% 6/2/41	7,783	8,522
8% 5/3/19	3,283	3,892
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.:
2.95% 5/1/17	$ 1,527	$ 1,573
4.3% 4/1/22	5,338	5,738
Phillips 66 Partners LP 2.646% 2/15/20	527	524
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,017
Range Resources Corp. 4.875% 5/15/25 (h)	3,400	3,400
Rice Energy, Inc. 7.25% 5/1/23 (h)	665	692
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	635	633
Rosetta Resources, Inc. 5.875% 6/1/24	700	755
RSP Permian, Inc. 6.625% 10/1/22 (h)	525	546
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,630
5.75% 5/15/24	1,830	1,860
SemGroup Corp. 7.5% 6/15/21	1,905	2,010
Shell International Finance BV 4.375% 5/11/45	6,392	6,506
SM Energy Co. 5.625% 6/1/25	675	681
Southeast Supply Header LLC 4.25% 6/15/24 (h)	4,893	4,905
Southwestern Energy Co.:
3.3% 1/23/18	2,491	2,561
4.05% 1/23/20	4,519	4,679
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,036
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,078
4.6% 6/15/21	1,296	1,400
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,708
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (h)	965	1,004
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (h)	4,580	4,729
6.375% 8/1/22	570	603
Teekay Corp. 8.5% 1/15/20	120	134
Teine Energy Ltd. 6.875% 9/30/22 (h)	5,104	5,015
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,040
4.55% 6/24/24	19,902	20,326
Western Gas Partners LP 5.375% 6/1/21	7,807	8,651
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (h)	$ 585	$ 610
Western Refining, Inc. 6.25% 4/1/21	550	561
Whiting Petroleum Corp. 5.75% 3/15/21	565	575
Williams Partners LP 4.3% 3/4/24	4,038	4,131
		579,264
TOTAL ENERGY		631,388
FINANCIALS - 7.5%
Banks - 3.2%
Associated Banc-Corp. 5.125% 3/28/16	1,852	1,908
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (h)	21,750	22,097
5.5% 7/12/20 (h)	16,673	17,648
6.5% 6/10/19 (h)	1,763	1,926
Bank of America Corp.:
1.35% 11/21/16	4,652	4,661
1.95% 5/12/18	6,000	6,010
2.6% 1/15/19	66,110	67,137
2.65% 4/1/19	38,587	39,262
3.875% 3/22/17	781	815
3.95% 4/21/25	8,200	8,108
4.2% 8/26/24	6,463	6,553
4.25% 10/22/26	5,465	5,488
5.75% 12/1/17	6,075	6,663
6.5% 8/1/16	1,010	1,070
Bank of America NA:
1.65% 3/26/18	8,527	8,527
5.3% 3/15/17	14,681	15,626
Barclays PLC 2.75% 11/8/19	4,598	4,647
BB&T Corp. 3.95% 3/22/22	1,495	1,574
Capital One NA:
1.65% 2/5/18	6,500	6,471
2.95% 7/23/21	7,402	7,410
CIT Group, Inc.:
5% 8/15/22	4,195	4,310
5% 8/1/23	2,755	2,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
CIT Group, Inc.: - continued
5.25% 3/15/18	$ 3,215	$ 3,360
5.375% 5/15/20	2,805	2,977
5.5% 2/15/19 (h)	5,285	5,582
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,365
1.7% 4/27/18	6,410	6,376
1.75% 5/1/18	18,342	18,334
1.85% 11/24/17	30,961	31,161
2.4% 2/18/20	10,000	9,977
2.5% 7/29/19	32,442	32,671
2.55% 4/8/19	14,645	14,843
4.05% 7/30/22	14,700	15,304
4.3% 11/20/26	12,000	12,138
4.45% 1/10/17	14,158	14,846
6% 8/15/17	12,747	13,948
Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	5,782	5,978
Credit Suisse AG 6% 2/15/18	12,547	13,852
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (h)	6,421	6,416
3.75% 3/26/25 (h)	6,420	6,338
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,337
Discover Bank:
7% 4/15/20	3,075	3,608
8.7% 11/18/19	532	651
Fifth Third Bancorp:
3.5% 3/15/22	529	548
4.5% 6/1/18	418	449
5.45% 1/15/17	1,848	1,968
HBOS PLC 6.75% 5/21/18 (h)	408	455
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,019
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,061
Huntington National Bank:
1.3% 11/20/16	3,560	3,560
2.2% 4/1/19	2,700	2,697
Intesa Sanpaolo SpA:
2.375% 1/13/17	28,255	28,497
3.125% 1/15/16	18,292	18,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
3.875% 9/10/24	$ 13,647	$ 13,696
4.125% 12/15/26	91,465	92,108
KeyCorp. 5.1% 3/24/21	519	584
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	3,887
5% 1/17/17	7,888	8,300
Regions Bank:
6.45% 6/26/37	10,147	12,380
7.5% 5/15/18	11,552	13,324
Regions Financial Corp.:
2% 5/15/18	7,154	7,154
5.75% 6/15/15	1,067	1,069
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	52,829	54,233
6% 12/19/23	13,834	14,988
6.1% 6/10/23	7,367	8,017
6.125% 12/15/22	35,362	38,932
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,258
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,535
3.5% 1/20/17	4,123	4,264
Wachovia Bank NA 6% 11/15/17	7,010	7,771
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,386
4.48% 1/16/24	5,192	5,572
		836,016
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,117
4.25% 2/15/24	2,095	2,201
Deutsche Bank AG 4.5% 4/1/25	10,624	10,369
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,981
2.375% 1/22/18	10,000	10,150
2.55% 10/23/19	70,000	70,417
2.6% 4/23/20	1,300	1,303
2.625% 1/31/19	25,103	25,577
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18	$ 4,242	$ 4,689
6.15% 4/1/18	3,466	3,868
6.25% 9/1/17	19,047	20,946
Lazard Group LLC:
4.25% 11/14/20	4,447	4,720
6.85% 6/15/17	1,063	1,166
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,630
Morgan Stanley:
1.875% 1/5/18	13,596	13,649
2.125% 4/25/18	16,388	16,517
2.375% 7/23/19	29,891	30,037
2.5% 1/24/19	97,536	98,739
4.875% 11/1/22	7,232	7,791
5.625% 9/23/19	453	512
5.95% 12/28/17	250	276
6.625% 4/1/18	1,494	1,690
Peachtree Corners Funding Trust 3.976% 2/15/25 (h)	7,000	7,078
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (l)	1,155	1,184
9.625% 6/15/18 pay-in-kind (l)	810	815
UBS AG Stamford Branch:
1.375% 6/1/17	4,854	4,839
1.8% 3/26/18	9,485	9,490
2.375% 8/14/19	10,750	10,816
		386,567
Consumer Finance - 1.0%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,010
4.625% 6/26/15	2,540	2,543
4.625% 5/19/22	1,365	1,365
4.75% 9/10/18	2,295	2,375
6.25% 12/1/17	1,800	1,931
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,510
Discover Financial Services:
3.85% 11/21/22	1,983	2,021
5.2% 4/27/22	2,146	2,348
6.45% 6/12/17	10,512	11,499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.461% 3/27/17	$ 32,000	$ 31,996
1.5% 1/17/17	16,012	16,028
2.375% 3/12/19	17,400	17,531
2.5% 1/15/16	14,000	14,137
2.875% 10/1/18	8,500	8,705
3% 6/12/17	5,430	5,569
5% 5/15/18	8,500	9,210
5.875% 8/2/21	10,438	12,089
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,938
GMAC LLC:
8% 12/31/18	19,035	21,367
8% 11/1/31	18,726	23,033
Hyundai Capital America:
1.45% 2/6/17 (h)	5,366	5,360
1.625% 10/2/15 (h)	1,867	1,871
1.875% 8/9/16 (h)	1,338	1,350
2.125% 10/2/17 (h)	2,063	2,085
2.55% 2/6/19 (h)	5,366	5,454
2.875% 8/9/18 (h)	2,511	2,594
Navient Corp. 5.875% 10/25/24	630	602
SLM Corp.:
4.875% 6/17/19	5,315	5,342
5.5% 1/15/19	2,150	2,231
5.5% 1/25/23	2,820	2,750
6.125% 3/25/24	2,195	2,135
7.25% 1/25/22	5,000	5,397
8% 3/25/20	5,930	6,686
8.45% 6/15/18	2,980	3,338
Synchrony Financial:
1.875% 8/15/17	1,300	1,305
3% 8/15/19	1,910	1,944
3.75% 8/15/21	7,084	7,257
4.25% 8/15/24	2,903	2,971
		258,877
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (h)	$ 2,625	$ 2,618
3.75% 5/15/19 (h)	2,125	2,160
4.5% 5/15/21 (h)	2,325	2,418
5% 10/1/21 (h)	1,555	1,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,351
5.875% 2/1/22	2,725	2,858
6% 8/1/20	2,230	2,397
		16,450
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (h)	1,203	1,202
American International Group, Inc.:
2.375% 8/24/15	14,000	14,053
4.875% 6/1/22	5,467	6,092
5.6% 10/18/16	4,975	5,270
5.85% 1/16/18	12,000	13,290
Aon Corp.:
3.125% 5/27/16	3,402	3,476
5% 9/30/20	107	119
Five Corners Funding Trust 4.419% 11/15/23 (h)	8,055	8,473
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	2,008	2,028
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	637
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	1,675	1,729
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (h)	2,655	2,779
5% 6/1/21 (h)	6,063	6,668
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,834
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (h)	7,265	6,726
5.375% 12/1/41 (h)	2,993	3,410
Metropolitan Life Global Funding I 1.875% 6/22/18 (h)	6,476	6,537
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,474
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,605
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)	$ 6,960	$ 7,473
6% 2/10/20 (h)	8,215	9,350
Prudential Financial, Inc.:
2.3% 8/15/18	783	797
4.5% 11/16/21	1,461	1,607
7.375% 6/15/19	1,880	2,253
Symetra Financial Corp. 6.125% 4/1/16 (h)	6,715	6,939
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (h)	6,853	7,304
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (h)	1,569	1,598
4.125% 11/1/24 (h)	2,275	2,352
Unum Group:
5.625% 9/15/20	2,879	3,266
5.75% 8/15/42	7,108	8,140
7.125% 9/30/16	1,802	1,938
		148,419
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,146
4.6% 4/1/22	1,705	1,816
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,596
American Tower Corp. 2.8% 6/1/20	6,000	5,964
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,586
Camden Property Trust 2.95% 12/15/22	2,154	2,106
CommonWealth REIT 5.875% 9/15/20	991	1,097
Communications Sales & Leasing, Inc. 6% 4/15/23 (h)	605	608
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	211
DDR Corp.:
3.625% 2/1/25	3,010	2,949
4.625% 7/15/22	3,877	4,151
4.75% 4/15/18	4,595	4,912
7.5% 4/1/17	4,966	5,478
9.625% 3/15/16	1,670	1,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 2,844	$ 2,875
3.75% 12/1/24	2,012	2,042
3.875% 10/15/22	4,799	4,960
4.375% 6/15/22	3,202	3,395
5.5% 3/1/16	2,930	3,026
5.95% 2/15/17	291	313
6.75% 3/15/20	1,161	1,367
8.25% 8/15/19	1,838	2,246
Equity One, Inc.:
3.75% 11/15/22	7,300	7,317
6% 9/15/17	666	726
6.25% 1/15/17	530	568
ERP Operating LP 5.75% 6/15/17	1,446	1,574
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,592
HCP, Inc.:
3.15% 8/1/22	8,000	7,822
3.875% 8/15/24	11,000	11,022
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,487
4.125% 4/1/19	11,300	12,054
4.7% 9/15/17	744	795
HRPT Properties Trust:
6.25% 6/15/17	726	773
6.65% 1/15/18	490	529
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,943
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (h)	1,769	1,768
4.5% 4/1/27 (h)	21,587	21,201
4.95% 4/1/24	1,785	1,861
5.875% 3/15/24	3,200	3,408
6.75% 10/15/22	1,885	1,977
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,257
5% 12/15/23	980	1,052
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,082
WP Carey, Inc. 4% 2/1/25	7,547	7,341
		156,773
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	$ 2,987	$ 2,999
3.85% 4/15/16	8,385	8,561
4.25% 7/15/22	2,511	2,602
6.125% 4/15/20	1,822	2,079
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,483
4.1% 10/1/24	5,444	5,476
4.55% 10/1/29	5,444	5,547
4.95% 4/15/18	4,256	4,562
5.7% 5/1/17	268	287
6% 4/1/16	2,467	2,563
CBRE Group, Inc.:
5% 3/15/23	4,110	4,233
5.25% 3/15/25	5,040	5,393
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,608
Digital Realty Trust LP 5.25% 3/15/21	2,876	3,188
Essex Portfolio LP 5.5% 3/15/17	3,414	3,659
Howard Hughes Corp. 6.875% 10/1/21 (h)	2,115	2,221
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	809
Liberty Property LP:
3.375% 6/15/23	2,951	2,892
4.125% 6/15/22	2,746	2,846
4.75% 10/1/20	6,595	7,160
5.5% 12/15/16	2,022	2,141
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,054
3.15% 5/15/23	6,708	6,015
4.5% 4/18/22	1,689	1,688
5.8% 1/15/16	4,250	4,355
7.75% 8/15/19	2,149	2,491
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,140
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,180
Prime Property Funding, Inc. 5.7% 4/15/17 (h)	3,471	3,670
Realogy Corp. 9% 1/15/20 (h)	1,170	1,261
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (h)	1,760	1,786
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (h)	2,125	2,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Reckson Operating Partnership LP 6% 3/31/16	$ 1,675	$ 1,741
Regency Centers LP 5.875% 6/15/17	1,447	1,573
Tanger Properties LP:
3.75% 12/1/24	3,781	3,813
3.875% 12/1/23	2,341	2,401
6.125% 6/1/20	7,035	8,117
Ventas Realty LP:
1.25% 4/17/17	2,655	2,653
1.55% 9/26/16	921	927
3.5% 2/1/25	1,837	1,805
4.375% 2/1/45	1,098	1,041
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,645
4% 4/30/19	1,771	1,882
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	486
		139,177
TOTAL FINANCIALS		1,942,279
HEALTH CARE - 1.1%
Biotechnology - 0.0%
Amgen, Inc. 1.25% 5/22/17	11,041	11,034
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 3.375% 5/15/22	22,400	22,301
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (h)	650	665
5.5% 4/15/25 (h)	1,345	1,353
		24,319
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (h)	680	695
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,246
Community Health Systems, Inc.:
5.125% 8/1/21	840	872
6.875% 2/1/22	1,115	1,190
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,301
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc.: - continued
5.125% 7/15/24	$ 2,535	$ 2,562
5.75% 8/15/22	1,215	1,292
Envision Healthcare Corp. 5.125% 7/1/22 (h)	1,040	1,071
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,648
4.75% 11/15/21	14,348	15,867
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,736
4.25% 10/15/19	3,850	3,996
4.75% 5/1/23	3,020	3,126
5% 3/15/24	1,755	1,830
5.375% 2/1/25	9,835	10,130
5.875% 3/15/22	10,110	11,298
5.875% 5/1/23	2,555	2,759
6.25% 2/15/21	1,415	1,546
6.5% 2/15/20	20,898	23,327
7.5% 2/15/22	3,250	3,803
7.75% 5/15/21	5,585	5,976
HealthSouth Corp.:
5.125% 3/15/23	800	820
5.75% 11/1/24	3,005	3,103
Kindred Escrow Corp. II:
8% 1/15/20 (h)	1,180	1,276
8.75% 1/15/23 (h)	1,180	1,310
Legend Acquisition, Inc. 10.75% 8/15/20 (e)(h)	2,005	0
McKesson Corp. 2.284% 3/15/19	5,400	5,434
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,631
4.125% 9/15/20	3,728	4,009
Quintiles Transnational Corp. 4.875% 5/15/23 (h)	1,070	1,086
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	656
Tenet Healthcare Corp.:
4.375% 10/1/21	3,930	3,851
4.5% 4/1/21	1,030	1,020
5% 3/1/19 (h)	11,690	11,661
6% 10/1/20	1,145	1,225
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
8.125% 4/1/22	$ 4,590	$ 5,003
WellPoint, Inc. 1.875% 1/15/18	161	162
		150,518
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (h)	715	744
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	952
		2,451
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,758
3.6% 5/14/25	6,397	6,435
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,879
2.45% 6/15/19	3,241	3,247
3% 3/12/20	5,472	5,541
3.45% 3/15/22	9,527	9,596
3.8% 3/15/25	6,866	6,900
Concordia Healthcare Corp. 7% 4/15/23 (h)	665	669
Endo Finance LLC 5.375% 1/15/23 (h)	350	342
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (h)	2,360	2,390
Forest Laboratories, Inc. 4.375% 2/1/19 (h)	2,160	2,306
Grifols Worldwide Operations Ltd. 5.25% 4/1/22	1,665	1,702
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (h)	8,675	9,076
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (h)(l)	735	747
Mylan, Inc. 1.35% 11/29/16	1,757	1,756
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,436
2.3% 11/8/18	1,537	1,545
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,378
3.9% 12/15/24	2,011	2,047
4.9% 12/15/44	883	889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)	$ 498	$ 561
Valeant Pharmaceuticals International:
5.5% 3/1/23 (h)	1,750	1,785
5.625% 12/1/21 (h)	810	840
6.75% 8/15/18 (h)	3,620	3,826
7.5% 7/15/21 (h)	1,575	1,723
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)	4,735	4,936
5.875% 5/15/23 (h)	8,150	8,445
6.125% 4/15/25 (h)	3,225	3,354
VPI Escrow Corp. 6.375% 10/15/20 (h)	1,445	1,542
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,940	1,945
Zoetis, Inc. 1.875% 2/1/18	898	898
		104,494
TOTAL HEALTH CARE		293,560
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (h)	3,650	4,204
DigitalGlobe, Inc. 5.25% 2/1/21 (h)	425	425
KLX, Inc. 5.875% 12/1/22 (h)	735	744
TransDigm, Inc.:
6% 7/15/22	1,155	1,171
6.5% 7/15/24	1,135	1,158
6.5% 5/15/25 (h)	2,335	2,388
		10,090
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	6	7
9.798% 4/1/21	2,202	2,472
6.125% 4/29/18	415	437
6.648% 3/15/19	1,021	1,059
6.9% 7/2/19	436	459
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,511	$ 1,600
8.36% 1/20/19	1,100	1,191
		7,225
Building Products - 0.0%
HD Supply, Inc. 5.25% 12/15/21 (h)	1,985	2,064
HMAN Finance Sub Corp. 6.375% 7/15/22 (h)	510	501
Nortek, Inc. 8.5% 4/15/21	925	1,002
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (h)	440	453
6.125% 4/1/25 (h)	440	453
USG Corp.:
5.875% 11/1/21 (h)	255	272
6.3% 11/15/16	170	178
7.875% 3/30/20 (h)	905	977
9.75% 1/15/18	975	1,121
		7,021
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	1,140	1,223
APX Group, Inc.:
6.375% 12/1/19	9,530	9,518
8.75% 12/1/20	7,820	7,077
Cenveo Corp. 6% 8/1/19 (h)	730	694
Clean Harbors, Inc. 5.125% 6/1/21	740	755
Covanta Holding Corp.:
6.375% 10/1/22	875	932
7.25% 12/1/20	775	822
Garda World Security Corp.:
7.25% 11/15/21 (h)	525	515
7.25% 11/15/21 (h)	200	196
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	215	223
Quad/Graphics, Inc. 7% 5/1/22	385	378
TMS International Corp. 7.625% 10/15/21 (h)	255	254
		22,587
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
AECOM Technology Corp.:
5.75% 10/15/22 (h)	$ 640	$ 662
5.875% 10/15/24 (h)	545	567
		1,229
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (h)	475	490
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,488
Schaeffler Finance BV:
4.25% 5/15/21 (h)	1,760	1,764
4.75% 5/15/21 (h)	3,160	3,231
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (h)	950	779
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	994
		8,746
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)	630	641
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)	3,065	2,797
8.125% 2/15/19	975	824
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)	700	677
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	755	695
		5,634
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,555
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,144
6.25% 10/15/22	800	822
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (h)	1,115	928
		2,894
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,742
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
3.75% 2/1/22	$ 6,505	$ 6,554
3.875% 4/1/21	5,301	5,460
4.25% 9/15/24	4,566	4,623
4.75% 3/1/20	4,617	4,929
Aircastle Ltd. 5.5% 2/15/22	1,340	1,417
Ashtead Capital, Inc. 5.625% 10/1/24 (h)	1,825	1,903
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,504
5.75% 5/15/16	1,840	1,900
5.875% 8/15/22	4,385	4,845
6.25% 5/15/19	3,035	3,369
7.125% 9/1/18 (h)	5,560	6,255
8.25% 12/15/20	4,165	5,060
8.625% 9/15/15	4,640	4,721
8.625% 1/15/22	3,910	4,907
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	365	373
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,220
5.5% 7/15/25	975	973
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,799
		68,554
TOTAL INDUSTRIALS		136,535
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)	395	406
6.75% 11/15/20 (h)	1,980	2,099
Hughes Satellite Systems Corp. 6.5% 6/15/19	6,010	6,611
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,970
6.5% 1/15/28	1,110	1,199
		16,285
Electronic Equipment & Components - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	759
Sanmina Corp. 4.375% 6/1/19 (h)	1,295	1,301
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
2.375% 12/17/18	$ 1,087	$ 1,104
6.55% 10/1/17	815	908
		4,072
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (h)	925	946
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	929
VeriSign, Inc. 4.625% 5/1/23	1,225	1,210
		3,085
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)	4,565	4,764
6.125% 11/1/23 (h)	3,000	3,120
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,795
First Data Corp.:
11.25% 1/15/21	1,918	2,153
11.75% 8/15/21	497	568
Global Cash Access, Inc. 10% 1/15/22 (h)	565	552
Xerox Corp. 2.95% 3/15/17	947	973
		13,925
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (h)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (h)	1,180	1,168
5.875% 2/15/22	880	924
NXP BV/NXP Funding LLC 5.75% 2/15/21 (h)	1,595	1,683
		4,156
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (h)	1,255	1,384
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)	3,640	3,676
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	2,645	2,390
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (h)(l)	1,720	1,410
Open Text Corp. 5.625% 1/15/23 (h)	4,975	5,028
		13,888
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 4.375% 5/13/45	$ 6,392	$ 6,441
Project Homestake Merger Corp. 8.875% 3/1/23 (h)	760	759
		7,200
TOTAL INFORMATION TECHNOLOGY		62,611
MATERIALS - 0.3%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (h)	1,670	1,662
LSB Industries, Inc. 7.75% 8/1/19	425	452
PolyOne Corp. 5.25% 3/15/23	1,360	1,377
SPCM SA 6% 1/15/22 (h)	555	583
The Chemours Company LLC:
6.625% 5/15/23 (h)	4,250	4,314
7% 5/15/25 (h)	1,245	1,267
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (h)	625	637
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	585	635
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (h)	885	914
5.625% 10/1/24 (h)	355	374
		12,215
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (h)	1,600	1,623
CEMEX S.A.B. de CV 5.2731% 9/30/15 (h)(l)	2,815	2,824
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	405	388
		4,835
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(l)	840	863
Ardagh Packaging Finance PLC 9.125% 10/15/20 (h)	685	733
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)	800	804
6.25% 1/31/19 (h)	680	692
6.75% 1/31/21 (h)	785	809
7% 11/15/20 (h)	126	129
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
9.125% 10/15/20 (h)	$ 690	$ 735
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	494
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,142
Owens-Illinois, Inc. 7.8% 5/15/18	350	395
Sealed Air Corp. 6.5% 12/1/20 (h)	1,065	1,187
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	724	777
		9,760
Metals & Mining - 0.2%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	255	263
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (h)	1,410	1,361
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	7,189	7,550
4.5% 8/13/23 (Reg. S)	8,600	9,264
4.875% 11/4/44 (h)	2,002	2,020
4.875% 11/4/44 (Reg. S)	4,000	4,037
Edgen Murray Corp. 8.75% 11/1/20 (h)	737	801
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	5,635	5,100
Murray Energy Corp. 11.25% 4/15/21 (h)	3,140	3,030
New Gold, Inc.:
6.25% 11/15/22 (h)	615	616
7% 4/15/20 (h)	345	360
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,434
11.25% 10/15/18	755	729
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (h)	595	595
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,059
Walter Energy, Inc.:
9.5% 10/15/19 (h)	1,115	616
12% 4/1/20 pay-in-kind (h)(l)	912	55
		40,890
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	$ 1,250	$ 1,222
TOTAL MATERIALS		68,922
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (h)	2,300	2,358
6.625% 2/15/23 (h)	2,620	2,715
7.875% 12/15/19 (h)	550	584
Altice Finco SA:
8.125% 1/15/24 (h)	315	331
9.875% 12/15/20 (h)	585	647
AT&T, Inc. 2.45% 6/30/20	4,383	4,338
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	86
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,822
CenturyLink, Inc.:
5.15% 6/15/17	440	459
6% 4/1/17	3,101	3,295
6.15% 9/15/19	3,331	3,597
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	1,932
Embarq Corp.:
7.082% 6/1/16	3,728	3,929
7.995% 6/1/36	37,546	43,084
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	1,340	1,417
GCI, Inc. 6.875% 4/15/25	1,350	1,385
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	4,476
8.125% 6/1/23	1,090	970
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,323
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,157
6.125% 1/15/21	1,405	1,489
7% 6/1/20	1,460	1,564
Lynx I Corp. 5.375% 4/15/21 (h)	693	726
Lynx II Corp. 6.375% 4/15/23 (h)	435	462
Sprint Capital Corp.:
6.875% 11/15/28	1,005	907
6.9% 5/1/19	3,975	4,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32	$ 1,500	$ 1,530
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,062
4.5% 9/15/20	38,502	41,969
5.012% 8/21/54	19,396	18,343
6.1% 4/15/18	1,909	2,146
6.25% 4/1/37	3,729	4,354
6.4% 9/15/33	5,323	6,281
6.55% 9/15/43	22,625	27,357
Virgin Media Finance PLC 6% 10/15/24 (h)	930	970
Wind Acquisition Finance SA 4.75% 7/15/20 (h)	1,670	1,683
		202,870
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 2.375% 9/8/16	307	312
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (h)	3,050	3,618
Digicel Group Ltd.:
6% 4/15/21 (h)	2,805	2,770
6.75% 3/1/23 (h)	2,095	2,079
7% 2/15/20 (h)	275	285
7.125% 4/1/22 (h)	2,200	2,140
8.25% 9/30/20 (h)	6,270	6,502
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	2,126
6.625% 12/15/22 (Reg. S)	5,045	4,692
7.5% 4/1/21	3,895	3,953
SBA Communications Corp. 5.625% 10/1/19	1,870	1,973
Sprint Communications, Inc.:
6% 11/15/22	9,365	8,967
9% 11/15/18 (h)	6,595	7,560
Sprint Corp.:
7.125% 6/15/24	870	842
7.25% 9/15/21	2,575	2,591
7.875% 9/15/23	2,575	2,619
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	972
6% 3/1/23	2,590	2,689
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.25% 4/1/21	$ 2,010	$ 2,121
6.464% 4/28/19	420	434
6.542% 4/28/20	1,475	1,560
6.625% 4/1/23	3,005	3,163
6.633% 4/28/21	1,335	1,424
6.731% 4/28/22	985	1,049
6.836% 4/28/23	385	410
		66,851
TOTAL TELECOMMUNICATION SERVICES		269,721
UTILITIES - 1.0%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,453
American Transmission Systems, Inc. 5% 9/1/44 (h)	2,007	2,145
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,567
6.4% 9/15/20 (h)	10,769	12,648
Edison International 3.75% 9/15/17	3,355	3,537
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)	3,339	3,773
11.75% 3/1/22 (e)(h)	10,834	12,378
Eversource Energy 1.45% 5/1/18	1,511	1,503
FirstEnergy Corp.:
2.75% 3/15/18	8,495	8,662
4.25% 3/15/23	23,348	24,003
7.375% 11/15/31	31,788	39,861
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,852
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	3,826
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,804
3.75% 11/15/20	745	787
Mirant Americas Generation LLC 9.125% 5/1/31	460	432
Nevada Power Co.:
6.5% 5/15/18	5,100	5,825
6.5% 8/1/18	1,191	1,371
NSG Holdings II, LLC 7.75% 12/15/25 (h)	4,821	5,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc. 6.25% 11/15/20	$ 1,666	$ 1,955
Pennsylvania Electric Co. 6.05% 9/1/17	450	493
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,820
Progress Energy, Inc. 4.4% 1/15/21	336	365
RJS Power Holdings LLC 5.125% 7/15/19 (h)	2,150	2,134
TECO Finance, Inc.:
4% 3/15/16	1,242	1,274
5.15% 3/15/20	2,029	2,278
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	11,600
		173,625
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,919
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	278
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,827
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,039
		5,063
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5.375% 1/15/23	1,475	1,482
5.75% 1/15/25	635	639
6% 1/15/22 (h)	1,115	1,193
7.875% 1/15/23 (h)	2,470	2,703
Dynegy, Inc.:
6.75% 11/1/19 (h)	1,075	1,137
7.375% 11/1/22 (h)	4,055	4,329
7.625% 11/1/24 (h)	3,465	3,716
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,795
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,665
PPL Energy Supply LLC 6.5% 6/1/25 (h)	1,100	1,122
TerraForm Power Operating LLC 5.875% 2/1/23 (h)	845	872
The AES Corp. 5.5% 3/15/24	745	749
TXU Corp.:
5.55% 11/15/14 (e)	61	62
6.5% 11/15/24 (e)	3,550	3,586
6.55% 11/15/34 (e)	7,200	7,272
		33,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5731% 9/30/66 (l)	$ 19,347	$ 17,799
7.5% 6/30/66 (l)	2,474	2,499
NiSource Finance Corp.:
5.45% 9/15/20	5,259	6,019
6.4% 3/15/18	983	1,111
6.8% 1/15/19	2,710	3,151
PG&E Corp. 2.4% 3/1/19	791	799
Puget Energy, Inc. 6% 9/1/21	691	807
Sempra Energy 2.3% 4/1/17	5,903	6,015
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,876	3,735
		41,935
TOTAL UTILITIES		253,945
TOTAL NONCONVERTIBLE BONDS		4,160,449
TOTAL CORPORATE BONDS (Cost $4,053,710)		4,163,237
U.S. Government and Government Agency Obligations - 4.8%

U.S. Treasury Inflation-Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	84,541	80,426
1.375% 2/15/44	77,765	86,160
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/25	45,500	45,145
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		211,731
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds 3% 5/15/45	179,463	183,809
U.S. Treasury Notes:
0.375% 5/31/16	6,926	6,931
0.5% 6/30/16	153,700	153,964
0.5% 4/30/17 (f)	76,113	75,994
1% 5/15/18 (f)	388,499	389,288
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25 (f)(p)	$ 125,965	$ 124,715
2.125% 5/15/25 (f)	87,879	87,934
TOTAL U.S. TREASURY OBLIGATIONS		1,022,635
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,236,775)		1,234,366
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 2.0%
2.053% 6/1/36 (l)	125	134
2.389% 7/1/37 (l)	225	241
2.5% 1/1/28 to 4/1/43	13,312	13,574
3% 5/1/27	41	43
3% 6/1/45 (j)	37,300	37,778
3% 6/1/45 (j)	81,900	82,949
3% 6/1/45 (j)	20,600	20,864
3% 6/1/45 (j)	41,100	41,627
3% 6/1/45 (j)	20,200	20,459
3% 6/1/45 (j)	19,400	19,649
3% 6/1/45 (j)	19,800	20,054
3% 6/1/45 (j)	21,400	21,674
3.5% 11/1/25 to 1/1/44	72,934	76,561
3.5% 6/1/45 (j)	39,900	41,671
3.5% 7/1/45 (j)	39,900	41,554
4% 11/1/40 to 10/1/42	1,626	1,747
4% 6/1/45 (j)	34,400	36,727
4.5% 11/1/19 to 7/1/26	959	1,020
4.5% 6/1/45 (j)	22,600	24,570
5% 4/1/41 to 10/1/41	3,573	3,983
5.5% 9/1/23 to 4/1/39	3,528	3,997
6% 7/1/35 to 8/1/37	2,836	3,255
6.5% 7/1/32 to 8/1/36	484	565
TOTAL FANNIE MAE		514,696
Freddie Mac - 0.2%
3.115% 10/1/35 (l)	149	159
3.5% 8/1/42 to 4/1/43	6,320	6,605
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 6/1/24 to 8/1/44	$ 14,510	$ 15,585
4.5% 3/1/41 to 4/1/41	7,493	8,165
5% 3/1/19 to 7/1/41	3,187	3,511
5.5% 1/1/38 to 6/1/41	9,463	10,686
6% 7/1/37 to 8/1/37	257	293
6.5% 3/1/36	1,833	2,139
TOTAL FREDDIE MAC		47,143
Ginnie Mae - 0.0%
3% 6/1/45 (j)	1,200	1,229
3.5% 7/20/42 to 4/20/45	6,634	6,971
4% 8/15/39 to 5/15/43	4,060	4,367
4.5% 4/20/41	2,731	2,963
5% 2/15/39 to 5/15/39	831	937
5.5% 6/15/35 to 9/15/39	2,609	2,999
TOTAL GINNIE MAE		19,466
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $577,970)		581,305
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (l)	504	451
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (l)	207	199
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,268
Class D, 3.31% 10/8/19	770	791
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (l)	38	35
Series 2004-R2 Class M3, 1.0063% 4/25/34 (l)	68	48
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (l)	36	34
Series 2004-W11 Class M2, 1.2348% 11/25/34 (l)	426	416
Series 2004-W7 Class M1, 1.0063% 5/25/34 (l)	1,108	1,062
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (l)	885	318
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (l)	$ 1,327	$ 1,214
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (l)	16	1
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (l)	1,368	908
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (h)	60	60
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6398% 4/25/34 (l)	56	47
Series 2004-4 Class M2, 0.9798% 6/25/34 (l)	83	75
Series 2004-7 Class AF5, 5.868% 1/25/35	1,654	1,697
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (l)	30	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (l)	221	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0098% 3/25/34 (l)	10	9
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (l)	720	609
Class M4, 1.2013% 1/25/35 (l)	264	169
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (h)(l)	1,108	1,034
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (h)(l)	26	26
Series 2006-2A:
Class A, 0.3656% 11/15/34 (h)(l)	572	547
Class B, 0.4656% 11/15/34 (h)(l)	207	192
Class C, 0.5656% 11/15/34 (h)(l)	343	292
Class D, 0.9356% 11/15/34 (h)(l)	131	108
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (l)	192	181
Series 2003-3 Class M1, 1.4748% 8/25/33 (l)	354	340
Series 2003-5 Class A2, 0.8848% 12/25/33 (l)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (l)	1,137	725
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (l)	2,339	1,055
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (l)	442	438
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (l)	127	126
Series 2006-A Class 2C, 1.4186% 3/27/42 (l)	2,016	1,008
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (l)	284	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (l)	$ 84	$ 64
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (l)	257	234
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (l)	283	267
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (l)	1,286	1,241
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (l)	44	40
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (l)	244	229
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (l)	185	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (l)	1,083	950
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (l)	405	381
Class M4, 2.3598% 9/25/34 (l)	519	243
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (l)	1,120	1,001
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (l)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,514
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,080
Class C, 2.13% 8/17/20	19,051	19,214
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,071
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (l)	642	588
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (l)	551	534
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (l)	33	29
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (l)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (h)(l)	1,530	826
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (h)(l)	1,358	1,356
TOTAL ASSET-BACKED SECURITIES (Cost $62,854)		70,631
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7448% 1/25/35 (l)	$ 885	$ 861
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (h)	2,414	2,372
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (l)	455	456
Granite Master Issuer PLC floater:
Series 2006-3 Class M2, 0.744% 12/20/54 (l)	4,540	4,453
Series 2006-4 Class M1, 0.524% 12/20/54 (l)	829	806
Series 2007-1:
Class 1M1, 0.484% 12/20/54 (l)	1,114	1,079
Class 2M1, 0.684% 12/20/54 (l)	1,431	1,401
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (l)	1,981	1,940
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7251% 1/20/44 (l)	326	327
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4683% 8/25/36 (l)	986	843
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (l)	320	299
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (l)	608	554
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4748% 7/25/35 (l)	868	819
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (h)(l)	318	289
Class B6, 3.031% 6/10/35 (h)(l)	68	62
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (l)	18	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (l)	132	132
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3848% 9/25/36 (l)	1,313	1,222
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8248% 9/25/43 (l)	2,018	1,948
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,982)		19,881
Commercial Mortgage Securities - 1.8%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (l)(n)	$ 238	$ 4
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.8986% 5/10/45 (l)	27	27
Series 2006-3 Class A4, 5.889% 7/10/44	7,017	7,253
Series 2006-5 Class A2, 5.317% 9/10/47	230	230
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,845
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	79
Series 2007-3:
Class A3, 5.7354% 6/10/49 (l)	1,084	1,083
Class A4, 5.7354% 6/10/49 (l)	14,446	15,314
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,815	1,920
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (h)(l)	27	24
Series 2005-3A:
Class A2, 0.5848% 11/25/35 (h)(l)	242	218
Class M1, 0.6248% 11/25/35 (h)(l)	32	28
Class M2, 0.6748% 11/25/35 (h)(l)	40	32
Class M3, 0.6948% 11/25/35 (h)(l)	36	28
Class M4, 0.7848% 11/25/35 (h)(l)	45	34
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (h)(l)	616	547
Class B1, 1.5848% 1/25/36 (h)(l)	26	15
Class M1, 0.6348% 1/25/36 (h)(l)	199	160
Class M2, 0.6548% 1/25/36 (h)(l)	60	47
Class M3, 0.6848% 1/25/36 (h)(l)	87	65
Class M4, 0.7948% 1/25/36 (h)(l)	48	35
Class M5, 0.8348% 1/25/36 (h)(l)	48	35
Class M6, 0.8848% 1/25/36 (h)(l)	51	33
Series 2006-1:
Class A2, 0.5448% 4/25/36 (h)(l)	100	89
Class M1, 0.5648% 4/25/36 (h)(l)	36	29
Class M2, 0.5848% 4/25/36 (h)(l)	38	30
Class M3, 0.6048% 4/25/36 (h)(l)	32	26
Class M4, 0.7048% 4/25/36 (h)(l)	18	15
Class M5, 0.7448% 4/25/36 (h)(l)	18	13
Class M6, 0.8248% 4/25/36 (h)(l)	36	25
Series 2006-2A:
Class M1, 0.4948% 7/25/36 (h)(l)	87	66
Class M2, 0.5148% 7/25/36 (h)(l)	61	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-2A: - continued
Class M3, 0.5348% 7/25/36 (h)(l)	$ 51	$ 36
Class M4, 0.6048% 7/25/36 (h)(l)	34	24
Class M5, 0.6548% 7/25/36 (h)(l)	42	28
Series 2006-3A Class M4, 0.6148% 10/25/36 (h)(l)	32	3
Series 2006-4A:
Class A2, 0.4548% 12/25/36 (h)(l)	1,866	1,620
Class M1, 0.4748% 12/25/36 (h)(l)	124	95
Class M2, 0.4948% 12/25/36 (h)(l)	82	54
Class M3, 0.5248% 12/25/36 (h)(l)	84	47
Series 2007-1 Class A2, 0.4548% 3/25/37 (h)(l)	381	321
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (h)(l)	393	343
Class A2, 0.5048% 7/25/37 (h)(l)	368	311
Class M1, 0.5548% 7/25/37 (h)(l)	129	97
Class M2, 0.5948% 7/25/37 (h)(l)	71	45
Class M3, 0.6748% 7/25/37 (h)(l)	54	22
Series 2007-3:
Class A2, 0.4748% 7/25/37 (h)(l)	387	324
Class M1, 0.4948% 7/25/37 (h)(l)	77	59
Class M2, 0.5248% 7/25/37 (h)(l)	83	55
Class M3, 0.5548% 7/25/37 (h)(l)	129	52
Class M4, 0.6848% 7/25/37 (h)(l)	204	59
Class M5, 0.7848% 7/25/37 (h)(l)	98	16
Series 2007-4A Class M1, 1.1313% 9/25/37 (h)(l)	150	31
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	856	32
Series 2006-3A, Class IO, 0% 10/25/36 (h)(l)(n)	16,812	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	2,439	30
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2007-PW16:
Class A4, 5.8965% 6/11/40 (l)	534	573
Class AAB, 5.8965% 6/11/40 (l)	1,939	1,945
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,702
Series 2006-T22 Class A4, 5.7581% 4/12/38 (l)	99	101
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (h)(l)(n)	41,984	93
Series 2007-T28 Class X2, 0.3068% 9/11/42 (h)(l)(n)	26,148	19
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	176	124
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (h)(l)	$ 258	$ 245
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1745% 12/15/27 (h)(l)	2,276	2,281
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8998% 12/10/49 (l)	3,035	3,259
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	83	84
Class A4, 5.322% 12/11/49	7,683	8,039
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	996
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0356% 4/15/17 (h)(l)	96	96
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	903	939
Series 2007-C2 Class A2, 5.448% 1/15/49 (l)	18	18
Series 2007-C3 Class A4, 5.8901% 6/15/39 (l)	323	344
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	881
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (h)(l)(n)	2	0*
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (h)(l)	1,198	1,199
Class C, 2.4315% 3/15/17 (h)(l)	1,167	1,168
Class D, 3.3815% 3/15/17 (h)(l)	1,766	1,767
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (h)(l)	1,308	1,304
Class A2FL, 0.881% 12/5/31 (h)(l)	1,380	1,374
Class BFL, 1.281% 12/5/31 (h)(l)	5,070	5,060
Class CFL, 1.681% 12/5/31 (h)(l)	3,690	3,681
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (h)	6,410	6,545
Class CFX, 3.3822% 12/15/19 (h)	5,380	5,403
Class DFX, 3.3822% 12/15/19 (h)	4,559	4,535
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,515
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	26,164	27,611
Series 2006-GG7 Class A4, 6.0136% 7/10/38 (l)	7,386	7,610
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (l)	4,091	4,125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	$ 2,068	$ 2,167
Class A4, 5.56% 11/10/39	3,554	3,704
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)	1,180	1,195
Class DFX, 4.4065% 11/5/30 (h)	11,029	11,206
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (h)(l)	100	99
Class F, 0.5156% 11/15/18 (h)(l)	265	257
Class G, 0.5456% 11/15/18 (h)(l)	230	222
Class H, 0.6856% 11/15/18 (h)(l)	176	169
Series 2014-BXH:
Class C, 1.8356% 4/15/27 (h)(l)	1,775	1,774
Class D, 2.4356% 4/15/27 (h)(l)	3,781	3,772
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,096	2,192
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	1,730	1,798
Class A4, 5.399% 5/15/45	526	544
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,709	15,311
Series 2007-CB19 Class A4, 5.8851% 2/12/49 (l)	3,228	3,447
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (l)	31,964	33,955
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,848	14,610
Series 2006-LDP7 Class A4, 6.057% 4/15/45 (l)	1,388	1,426
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (l)	53	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1102% 7/15/44 (l)	740	794
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (l)	4	4
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	428
Series 2006-C7 Class A2, 5.3% 11/15/38	371	374
Series 2007-C1 Class A4, 5.424% 2/15/40	12,459	13,145
Series 2007-C2 Class A3, 5.43% 2/15/40	1,615	1,711
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,049	1,097
Series 2007-C7 Class A3, 5.866% 9/15/45	1,381	1,508
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6028% 1/12/44 (h)(l)	793	783
Series 2008-C1 Class A4, 5.69% 2/12/51	1,419	1,536
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	$ 148	$ 149
Series 2007-5:
Class A4, 5.378% 8/12/48	6,875	7,185
Class B, 5.479% 8/12/48	2,736	1,401
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	7,845
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	3,135	3,354
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	284
Series 2007-7 Class B, 5.9342% 6/12/50 (l)	32	2
Series 2007-8 Class A3, 6.0766% 8/12/49 (l)	787	850
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (h)(l)	272	272
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (h)(l)	504	500
Class E, 0.4315% 10/15/20 (h)(l)	634	627
Class F, 0.4815% 10/15/20 (h)(l)	380	375
Class G, 0.5215% 10/15/20 (h)(l)	470	461
Class H, 0.6115% 10/15/20 (h)(l)	296	284
Class J, 0.7615% 10/15/20 (h)(l)	171	156
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	79	79
Series 2007-IQ15 Class A4, 6.1037% 6/11/49 (l)	29,707	31,973
Series 2006-IQ11 Class A4, 5.8301% 10/15/42 (l)	208	210
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	1,368	1,454
Class AAB, 5.654% 4/15/49	979	997
Class B, 5.9059% 4/15/49 (l)	224	15
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	121	39
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (h)(l)	120	118
Class J, 0.7856% 9/15/21 (h)(l)	300	285
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	16,575
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	49,959
Class A5, 5.5% 4/15/47	20,438	21,801
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (l)	23,281	24,559
Class A5, 6.1503% 2/15/51 (l)	10,259	11,139
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22 Class B, 5.5288% 12/15/44 (l)	$ 2,022	$ 2,012
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,099
Series 2006-C27 Class A1A, 5.749% 7/15/45 (l)	7,880	8,194
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	2,757
Class D, 5.513% 12/15/43 (l)	1,459	1,431
Series 2007-C31 Class C, 5.8609% 4/15/47 (l)	251	246
Series 2007-C31A Class A2, 5.421% 4/15/47	616	616
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $456,231)		462,267
Municipal Securities - 1.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,703
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,600
7.3% 10/1/39	16,765	24,178
7.5% 4/1/34	7,195	10,394
7.55% 4/1/39	27,365	41,313
7.6% 11/1/40	16,125	24,704
7.625% 3/1/40	2,445	3,687
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,185
Series 2010 C1, 7.781% 1/1/35	6,325	6,630
Series 2012 B, 5.432% 1/1/42	3,515	2,962
6.05% 1/1/29	400	384
6.314% 1/1/44	12,335	11,128
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,907
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,385	3,488
4.95% 6/1/23	900	926
5.1% 6/1/33	70,725	66,649
Series 2010-1, 6.63% 2/1/35	25,440	26,508
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,103
7.35% 7/1/35	4,495	4,928
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
4.961% 3/1/16	$ 495	$ 510
5.365% 3/1/17	185	194
5.665% 3/1/18	8,840	9,496
5.877% 3/1/19	19,390	21,048
Series 2013:
1.28% 12/1/15	4,270	4,285
4% 12/1/20	6,040	6,043
TOTAL MUNICIPAL SECURITIES (Cost $315,744)		319,118
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)	5,555	5,631
5.75% 9/26/23 (h)	5,082	5,326
6.369% 6/16/18 (h)	10,462	11,288
Italian Republic 5.375% 6/12/17	4,115	4,443
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,336)		26,688
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (l)	157	157
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (l)	9,797	9,331
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (l)	215	216
		9,547
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (l)	2,177	2,095
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)	442	397
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Fantasy Springs Resort Casino term loan 12% 8/6/12 (e)(l)	$ 8,755	$ 6,916
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (l)	3,694	3,705
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (l)	1,568	1,572
		14,685
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (l)	1,608	1,612
Media - 0.0%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (l)	3,187	2,996
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (l)	85	86
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (l)	110	110
Tranche 2LN, term loan 7.75% 7/7/23 (l)	435	435
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (l)	3,595	3,610
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (l)	731	730
		7,967
TOTAL CONSUMER DISCRETIONARY		33,968
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)	1,090	1,090
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (l)	2,946	2,659
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (l)	379	326
Sheridan Production Partners I Tranche A, term loan 4.25% 12/16/20 (l)	54	49
		3,034
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (l)	$ 1,675	$ 1,265
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (l)	1,070	1,086
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (l)	6,485	5,285
Tranche B 1LN, term loan 3.875% 9/30/18 (l)	440	426
Sheridan Investment Partners I term loan 4.25% 12/16/20 (l)	387	354
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (l)	7,011	6,485
Sheridan Production Partners I Tranche M, term loan 4.25% 12/16/20 (l)	20	18
		14,919
TOTAL ENERGY		17,953
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (l)	203	202
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (l)	530	530
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)	566	560
		1,090
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (l)	1,836	1,822
TOTAL FINANCIALS		3,114
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (l)	2,260	2,257
Tranche B 1LN, term loan 4.5% 8/20/19 (l)	1,974	1,976
		4,233
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (l)	$ 3,166	$ 3,174
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (l)	665	668
Tranche B 1LN, term loan 4.5% 4/23/21 (l)	7,020	7,037
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16	27	24
Tranche B, term loan 19.5% 1/31/16	88	80
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (l)	5,065	5,122
Tranche B 2LN, term loan 4.25% 7/3/19 (l)	1,779	1,779
		17,884
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (l)	1,340	1,333
Pharmaceuticals - 0.0%
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (l)	260	259
TOTAL HEALTH CARE		23,709
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (l)	1,310	1,308
Building Products - 0.0%
PriSo Acquisition Corp. Tranche B, term loan 4.5% 5/1/22 (l)	3,880	3,865
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (l)	2,609	2,606
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (l)	214	215
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (l)	2,210	2,227
Tranche B 2LN, term loan 4% 7/10/20 (l)	793	793
		3,020
TOTAL INDUSTRIALS		11,014
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
First Data Corp. Tranche B, term loan 3.6848% 3/24/18 (l)	$ 4,690	$ 4,684
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (l)	2,311	2,317
Software - 0.1%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (l)	245	245
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (l)	2,250	2,329
Tranche B 1LN, term loan 4.5% 10/30/19 (l)	1,167	1,171
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (l)	579	572
Tranche 2LN, term loan 8% 4/9/22 (l)	2,620	2,568
		6,885
TOTAL INFORMATION TECHNOLOGY		13,886
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (l)	1,419	1,423
Arizona Chem U.S., Inc. Tranche B 1LN, term loan 4.5% 6/12/21 (l)	143	143
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (l)	1,190	1,202
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (l)	320	320
		3,088
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.2897% 6/30/21 (l)	362	363
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)	1,069	1,070
		1,433
TOTAL MATERIALS		4,521
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (l)	$ 5,708	$ 5,779
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (l)	41	41
		5,820
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (l)	487	484
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)	25,472	25,647
TOTAL UTILITIES		26,131
TOTAL BANK LOAN OBLIGATIONS (Cost $142,704)		141,206
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,158)	8,178	8,155
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp.:
5.2% (i)(l)	6,665	6,555
6.1% (i)(l)	1,680	1,716
Barclays Bank PLC 7.625% 11/21/22	5,205	6,062
Citigroup, Inc.:
5.35% (i)(l)	14,740	14,150
5.9% (i)(l)	920	935
5.95% (i)(l)	1,325	1,353
Credit Agricole SA 6.625% (h)(i)(l)	10,000	10,151
JPMorgan Chase & Co. 5.15% (i)(l)	5,940	5,828
Wells Fargo & Co. 5.875% (i)(l)	1,095	1,174
		47,924
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(l)	$ 4,850	$ 4,866
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (i)(l)	996	1,067
TOTAL PREFERRED SECURITIES (Cost $53,017)		53,857
Fixed-Income Funds - 3.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (m) (Cost $898,001)	8,754,567	960,901
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	261,467,411	261,467
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	139,652,066	139,652
TOTAL MONEY MARKET FUNDS (Cost $401,119)		401,119
Cash Equivalents - 1.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (c) (Cost $277,422)	$ 277,424	$ 277,422
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $21,817,408)		26,809,949
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(816,424)
NET ASSETS - 100%		$ 25,993,525
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 6/1/45	$ (20,600)	(20,864)
3% 6/1/45	(41,100)	(41,627)
3% 6/1/45	(20,200)	(20,459)
3% 6/1/45	(20,600)	(20,864)
3% 6/1/45	(41,100)	(41,627)
3% 6/1/45	(20,200)	(20,459)
3% 6/1/45	(90,900)	(92,065)
3% 6/1/45	(30,200)	(30,587)
3% 6/1/45	(26,300)	(26,637)
3.5% 6/1/45	(39,900)	(41,669)
TOTAL TBA SALE COMMITMENTS (Proceeds $355,078)		$ (356,858)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $902,844,000 or 3.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(p) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $922,000.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $484,535,000 or 1.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,500
Corindus Vascular Robotics, Inc.	9/12/14	$ 12,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Moda Operandi, Inc. Series E	12/18/14	$ 20,000
Roku, Inc. Series F, 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 14,549
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC	4/1/13	$ 10
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Security	Acquisition Date	Acquisition Cost (000s)
Tory Burch LLC Class A unit	5/14/15	$ 50,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 3,024
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 243
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$277,422,000 due 6/01/15 at 0.11%
Bank of America NA	$ 8,679
Commerz Markets LLC	64,612
Merrill Lynch, Pierce, Fenner & Smith, Inc.	187,120
RBS Securities, Inc.	17,011
$ 277,422
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,019
Fidelity Mortgage Backed Securities Central Fund	15,739
Fidelity Securities Lending Cash Central Fund	1,309
Total	$ 18,067
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 783,087	$ 222,212	$ 54,065	$ 960,901	21.2%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ 22,703	$ -	$ 288	$ -	$ 16,097
CareView Communications, Inc.	5,890	-	-	-	3,857
Corindus Vascular Robotics, Inc.	-	5,000	-	-	5,263
Corindus Vascular Robotics, Inc.	-	12,500	-	-	20,000
Total	$ 28,593	$ 17,500	$ 288	$ -	$ 45,217
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,910,143	$ 2,501,861	$ 5,558	$ 402,724
Consumer Staples	1,364,065	1,364,065	-	-
Energy	1,002,780	1,002,780	-	-
Financials	2,945,862	2,941,391	4,471	-
Health Care	3,405,437	3,405,399	-	38
Industrials	1,402,276	1,400,003	370	1,903
Information Technology	3,884,763	3,823,358	568	60,837
Materials	789,521	789,521	-	-
Telecommunication Services	147,865	134,067	13,798	-
Utilities	237,073	237,073	-	-
Corporate Bonds	4,163,237	-	4,163,237	-
U.S. Government and Government Agency Obligations	1,234,366	-	1,234,366	-
U.S. Government Agency - Mortgage Securities	581,305	-	581,305	-
Asset-Backed Securities	70,631	-	69,805	826
Collateralized Mortgage Obligations	19,881	-	19,881	-
Commercial Mortgage Securities	462,267	-	461,944	323
Municipal Securities	319,118	-	319,118	-
Foreign Government and Government Agency Obligations	26,688	-	26,688	-
Bank Loan Obligations	141,206	-	132,958	8,248
Bank Notes	8,155	-	8,155	-
Preferred Securities	53,857	-	53,857	-
Fixed-Income Funds	960,901	960,901	-	-
Other	11	-	-	11
Money Market Funds	401,119	401,119	-	-
Cash Equivalents	277,422	-	277,422	-
Total Investments in Securities:	$ 26,809,949	$ 18,961,538	$ 7,373,501	$ 474,910
Other Financial Instruments:
TBA Sale Commitments	$ (356,858)	$ -	$ (356,858)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 309,698
Net Realized Gain (Loss) on Investment Securities	(428)
Net Unrealized Gain (Loss) on Investment Securities	30,422
Cost of Purchases	70,086
Proceeds of Sales	(7,051)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(3)
Ending Balance	$ 402,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 33,179
Other Investments in Securities
Beginning Balance	$ 46,839
Net Realized Gain (Loss) on Investment Securities	(29)
Net Unrealized Gain (Loss) on Investment Securities	25,484
Cost of Purchases	347
Proceeds of Sales	(229)
Amortization/Accretion	69
Transfers into Level 3	11,761
Transfers out of Level 3	(12,056)
Ending Balance	$ 72,186
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 25,484

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $21,820,246,000. Net unrealized appreciation aggregated $4,989,703,000, of which $5,512,465,000 related to appreciated investment securities and $522,762,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 05/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 826	Discounted cash flow	Yield	9.0%	Decrease
Bank Loan Obligations	$ 7,020	Last transaction price	Transaction price	$90.47	Increase
		Market comparable	EV/EBITDA multiple	6.5	Increase
Commercial Mortgage Securities	$ 323	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	10.0%	Decrease
			Yield spread	268.4%	Decrease
		Expected distribution	Recovery rate	0.0% - 1.0% / 1.0%	Increase
		Market comparable	Quoted price	$98.00	Increase
Corporate Bonds	$ -	Expected distribution	Recovery rate	0.0%	Increase
Asset Type	Fair Value at 05/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 465,502	Broker quoted	Mid price	$15.00	Increase
		Discounted cash flow	Discount rate	8.0% - 15.0% / 11.5%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$33.32 - $2,005.68 / $259.91	Increase
		Market comparable	Discount rate	12.0%	Decrease
			EV/Sales multiple	1.7 - 4.5 / 3.1	Increase
			EV/EBITDA multiple	6.5 - 17.5 / 15.2	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.7%	Decrease
			P/E multiple	14.8	Increase
			Discount to comparables	20.0%	Decrease
		Replacement cost	Liquidity preference	$1.00	Increase
		Straight line	Price of underlying	$15.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015